UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21493

BlackRock Strategic Dividend AchieversTM Trust

(Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President BlackRock Strategic Dividend AchieversTM Trust 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2005

Date of reporting period:	October 31, 2005

Item 1. Reports to Shareholders.
The Registrant’s annual report to shareholders is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Annual Report

OCTOBER 31, 2005

BlackRock Dividend AchieversTM Trust (BDV)

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

BlackRock Global Energy and Resources Trust (BGR)

BlackRock Global Opportunities Equity Trust (BOE)

BlackRock Health Sciences Trust (BME)

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

BlackRock Strategic Dividend AchieversTM Trust (BDT)

BlackRock World Investment Trust (BWC)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Privacy Principles of the Trusts

          The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

          Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

          The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

October 31, 2005

Dear Shareholder:

          We are pleased to present the annual report for the Trusts for the year ended October 31, 2005. This report contains the Trusts’ audited financial statements and a listing of the portfolios’ holdings.

          The following table shows the Trusts’ closing market prices and net asset values (“NAV”) per share as of October 31, 2005.

Trust (Ticker)	Closing Market Value	NAV

BlackRock Dividend AchieversTM Trust (BDV)	$12.77	$14.21

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)	13.79	14.01

BlackRock Global Energy and Resources Trust (BGR)	25.16	28.12

BlackRock Global Opportunities Equity Trust (BOE)	23.88	23.77

BlackRock Health Sciences Trust (BME)	25.19	26.38

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)	14.54	15.98

BlackRock Strategic Dividend AchieversTM Trust (BDT)	13.20	15.14

BlackRock World Investment Trust (BWC)	15.08	14.42

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, is recognized for its emphasis on risk management and proprietary analytics, and for its reputation for managing money for the world’s largest institutional investors. As of September 30, 2005, BlackRock’s assets under management totaled approximately $428 billion across various investment strategies. BlackRock is also a significant provider of risk management and advisory services that combine our capital markets expertise with our proprietarily developed risk management systems and technology. As of September 30, 2005, BlackRock provided risk management services to portfolios with aggregate assets of over $3 trillion. BlackRock Advisors, Inc. and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock Dividend AchieversTM Trust (BDV)

Trust Information

Symbol on New York Stock Exchange:	BDV

Initial Offering Date:	December 23, 2003

Closing Market Price as of 10/31/05:	$12.77

Net Asset Value as of 10/31/05:	$14.21

Current Quarterly Distribution per Common Share:[1]	$0.225000

Current Annualized Distribution per Common Share:[1]	$0.900000

[1]	The distribution is not constant and is subject to change. A portion of the distribution has been deemed a tax return of capital. Past performance does not guarantee future results.

The table below summarizes the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$12.77	$14.98	-14.75%	$15.18	$12.40

NAV	$14.21	$14.67	-3.14%	$15.29	$13.81

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown2

Sector	October 31, 2005	October 31, 2004

Financial Institutions	43%	42%

Energy	17	17

Consumer Products	13	15

Health Care	10	5

Telecommunications	5	9

Real Estate	4	5

Conglomerates	3	1

Basic Materials	2	1

Automotive	1	1

Industrials	1	4

Technology	1	—

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

Trust Information

Symbol on New York Stock Exchange:	BDJ

Initial Offering Date:	August 31, 2005

Closing Market Price as of 10/31/05:	$13.79

Net Asset Value as of 10/31/05:	$14.01

Current Monthly Distribution per Common Share:[1]	$0.101875

Current Annualized Distribution per Common Share:[1]	$1.222500

[1]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	10/31/05	High	Low

Market Price	$13.79	$15.23	$13.20

NAV	$14.01	$14.51	$12.46

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown2

Sector	October 31, 2005

Financial Institutions	42%

Consumer Products	15

Energy	13

Health Care	13

Conglomerates	5

Real Estate	5

Telecommunications	5

Basic Materials	1

Industrials	1

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock Global Energy and Resources Trust (BGR)

Trust Information

Symbol on New York Stock Exchange:	BGR

Initial Offering Date:	December 29, 2004

Closing Market Price as of 10/31/05:	$25.16

Net Asset Value as of 10/31/05:	$28.12

Current Quarterly Distribution per Common Share:[1]	$0.375000

Current Annualized Distribution per Common Share:[1]	$1.500000

[1]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	10/31/05	High	Low

Market Price	$25.16	$28.13	$21.75

NAV	$28.12	$30.47	$23.65

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown

Country	October 31, 2005

United States	61%

Canada	24

Bermuda	3

United Kingdom	2

Australia	2

Norway	2

France	1

Netherlands	1

Denmark	1

Brazil	1

Luxembourg	1

Italy	1

Sector[2]	October 31, 2005

Energy	93%

Basic Materials	3

Transportation	3

Building & Development	1

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock Global Opportunities Equity Trust (BOE)

Trust Information

Symbol on New York Stock Exchange:	BOE

Initial Offering Date:	May 31, 2005

Closing Market Price as of 10/31/05:	$23.88

Net Asset Value as of 10/31/05:	$23.77

Current Quarterly Distribution per Common Share:[1]	$0.568750

Current Annualized Distribution per Common Share:[1]	$2.275000

[1]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	10/31/05	High	Low

Market Price	$23.88	$25.08	$22.30

NAV	$23.77	$24.80	$22.60

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown

Country	October 31, 2005

United Kingdom	23%

Japan	13

United States	11

Hong Kong	8

Korea	7

Netherlands	5

Germany	4

Australia	3

Norway	3

Taiwan	3

Brazil	2

Canada	2

Finland	2

Greece	2

South Africa	2

Sweden	2

China	1

Denmark	1

France	1

Ireland	1

Italy	1

Mexico	1

New Zealand	1

Singapore	1

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Sector[2]	October 31, 2005

Financial Institutions	27%

Energy	19

Industrials	12

Consumer Products	10

Basic Materials	9

Real Estate	5

Building & Development	5

Transportation	4

Automotive	3

Entertainment & Leisure	2

Containers & Packaging	1

Technology	1

Telecommunications	1

Media	1

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock Health Sciences Trust (BME)

Trust Information

Symbol on New York Stock Exchange:	BME

Initial Offering Date:	March 31, 2005

Closing Market Price as of 10/31/05:	$25.19

Net Asset Value as of 10/31/05:	$26.38

Current Quarterly Distribution per Common Share:[1]	$0.384375

Current Annualized Distribution per Common Share:[1]	$1.537500

[1]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	10/31/05	High	Low

Market Price	$25.19	$26.91	$22.90

NAV	$26.38	$27.69	$24.50

The following charts show the portfolio composition of the Trust’s long-term investments.

Portfolio Breakdown

Country	October 31, 2005

United States	85%

Switzerland	8

United Kingdom	3

Canada	2

France	1

Israel	1

All of the Trust’s long-term investments are in the health sciences industry.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Trust Information

Symbol on American Stock Exchange:	BQY

Initial Offering Date:	May 28, 2004

Closing Market Price as of 10/31/05:	$14.54

Net Asset Value as of 10/31/05:	$15.98

Current Quarterly Distribution per Common Share:[1]	$0.225000

Current Annualized Distribution per Common Share:[1]	$0.900000

[1]	The distribution is not constant and is subject to change. A portion of the distribution has been deemed a tax return of capital. Past performance does not guarantee future results.

The table below summarizes the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$14.54	$13.80	5.36%	$15.00	$13.25

NAV	$15.98	$15.29	4.51%	$16.62	$15.32

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown

Country	October 31, 2005	October 31, 2004

United States	56%	65%

United Kingdom	13	10

Canada	6	3

Australia	5	7

Japan	4	1

France	4	3

Sweden	3	2

Netherlands	2	3

Germany	2	1

Italy	1	1

Hong Kong	1	1

Denmark	1	1

Singapore	1	1

Spain	1	—

Austria	—	1

Sector[2]	October 31, 2005	October 31, 2004

Financial Institutions	24%	23%

Energy	16	20

Consumer Products	12	8

Real Estate	10	21

Technology	10	5

Health Care	8	5

Telecommunications	7	7

Industrials	6	4

Basic Materials	3	3

Conglomerates	3	3

Aerospace & Defense	1	1

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock Strategic Dividend AchieversTM Trust (BDT)

Trust Information

Symbol on New York Stock Exchange:	BDT

Initial Offering Date:	March 30, 2004

Closing Market Price as of 10/31/05:	$13.20

Net Asset Value as of 10/31/05:	$15.14

Current Quarterly Distribution per Common Share:[1]	$0.225000

Current Annualized Distribution per Common Share:[1]	$0.900000

[1]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$13.20	$14.54	-9.22%	$15.00	$12.82

NAV	$15.14	$14.96	1.20%	$16.07	$14.36

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown2

Sector	October 31, 2005	October 31, 2004

Financial Institutions	44%	47%

Energy	17	16

Consumer Products	13	12

Industrials	10	9

Real Estate	9	11

Basic Materials	2	2

Automotive	4	2

Health Care	1	1

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock World Investment Trust (BWC)

Trust Information

Symbol on New York Stock Exchange:	BWC

Initial Offering Date:	October 27, 2005

Closing Market Price as of 10/31/05:	$15.08

Net Asset Value as of 10/31/05:	$14.42

The table below summarizes the Trust’s market price and NAV:

	10/31/05	High	Low

Market Price	$15.08	$15.20	$15.00

NAV	$14.42	$14.42	$14.33

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown

Country	October 31, 2005

Japan	20%

United States	19

United Kingdom	12

Sweden	7

Netherlands	5

Germany	4

Norway	4

Australia	3

Brazil	3

Finland	3

Italy	3

Bermuda	2

Canada	2

China	2

France	2

Hong Kong	2

Mexico	2

Belgium	1

Denmark	1

Singapore	1

Spain	1

Switerland	1

Sector[2]	October 31, 2005

Energy	23%

Industrials	21

Financial Institutions	19

Consumer Products	16

Basic Materials	13

Technology	4

Telecommunications	3

Foreign Government	1

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005

BlackRock Dividend AchieversTM Trust (BDV)

Shares	Description	Value

	LONG-TERM INVESTMENTS—99.6%
	Common Stocks—99.6%
	Automotive—0.8%
142,900	Genuine Parts Co.	$6,340,473

	Basic Materials—1.7%
69,300	PPG Industries, Inc.	4,155,921
225,500	RPM International, Inc.	4,198,810
167,000	Sonoco Products Co.	4,726,100

	Total Basic Materials	13,080,831

	Conglomerates—2.9%
672,000	General Electric Co.	22,787,520

	Consumer Products—12.8%
503,300	Altria Group, Inc.	37,772,665
291,000	Coca-Cola Co. (The)	12,448,980
489,000	ConAgra Foods, Inc.	11,379,030
186,200	Kimberly-Clark Corp.	10,583,608
172,500	McDonald’s Corp.	5,451,000
72,000	Procter & Gamble Co.	4,031,280
524,400	Sara Lee Corp.	9,360,540
48,300	Stanley Works	2,315,019
154,000	Universal Corp.	5,765,760

	Total Consumer Products	99,107,882

	Energy—16.6%
150,000	Atmos Energy Corp.	3,945,000
604,000	Chevron Corp.	34,470,280
407,100	Consolidated Edison, Inc.	18,523,050
190,000	Duke Energy Corp.	5,031,200
363,000	Exxon Mobil Corp.	20,378,820
117,000	National Fuel Gas Co.	3,526,380
251,000	Nicor, Inc.	9,839,200
42,900	Peoples Energy Corp.	1,595,880
199,700	Pinnacle West Capital Corp.	8,339,472
339,300	Progress Energy, Inc.	14,790,087
104,100	Vectren Corp.	2,826,315
67,600	WGL Holdings, Inc.	2,101,008
56,900	WPS Resources Corp.	3,104,464

	Total Energy	128,471,156

	Financial Institutions—42.7%
780,600	AmSouth Bancorp	19,694,538
842,200	Bank of America Corp.	36,837,828
634,100	BB&T Corp.	26,847,794
791,300	Citigroup, Inc.	36,225,714
281,400	Comerica, Inc.	16,259,292
346,000	Fifth Third Bancorp	13,898,820
52,600	FirstMerit Corp.	1,387,062
59,100	Hudson United Bancorp	2,450,877
723,200	Keycorp	23,315,968
176,200	Lincoln National Corp.	8,917,482
151,000	MBNA Corp.	3,861,070
39,500	Mercantile Bankshares Corp.	2,226,220
783,800	National City Corp.	25,261,874
432,000	North Fork Bancorporation, Inc.	10,946,880
587,175	Regions Financial Corp.	19,112,547
168,000	Suntrust Bank, Inc.	12,176,640
69,000	T. Rowe Price Group, Inc.	4,520,880
97,755	Valley National Bancorp	2,369,581
908,000	Washington Mutual, Inc.	35,956,800
469,700	Wells Fargo & Co.	28,275,940

	Total Financial Institutions	330,543,807

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005

BlackRock Dividend AchieversTM Trust (BDV) (continued)

Shares		Description	Value

		Health Care—10.1%
174,100		Abbott Laboratories	$7,495,005
170,200		Eli Lilly & Co.	8,474,258
257,500		Johnson & Johnson	16,124,650
775,200		Merck & Co., Inc.	21,876,144
1,109,000		Pfizer, Inc.	24,109,660

		Total Health Care	78,079,717

		Industrials—1.4%
27,900		Emerson Electric Co.	1,940,445
177,000		RR Donnelley & Sons Co.	6,198,540
207,200		ServiceMaster Co.	2,606,576

		Total Industrials	10,745,561

		Real Estate—4.4%
274,000		General Growth Properties, Inc. (REIT)	11,639,520
184,400		Health Care Property Investors, Inc. (REIT)	4,692,980
55,000		Healthcare Realty Trust, Inc. (REIT)	2,081,200
97,000		Home Properties, Inc. (REIT)	3,768,450
94,000		Lexington Corporate Properties Trust (REIT)	2,047,320
102,000		Liberty Property Trust (REIT)	4,252,380
243,200		United Dominion Realty Trust, Inc. (REIT)	5,382,016

		Total Real Estate	33,863,866

		Technology—1.0%
184,000		Pitney Bowes, Inc.	7,742,720

		Telecommunications—5.2%
63,000		Alltel Corp.	3,897,180
1,538,000	[1]	SBC Communications, Inc.	36,681,300

		Total Telecommunications	40,578,480

		Total Common Stocks (cost $751,067,986)	771,342,013

		MONEY MARKET FUND—0.2%
1,414,382		Fidelity Institutional Money Market Prime Portfolio (cost $1,414,382)	1,414,382

		Total investments—99.8% (cost $752,482,3682)	$772,756,395
		Other assets in excess of liabilities—0.2%	1,934,489

		Net Assets—100.0%	$774,690,884

[1]	Non-income producing security.
[2]

Cost for Federal income tax purposes is $751,990,352. The net unrealized appreciation on a tax basis is $20,766,043, consisting of $53,950,205 gross unrealized appreciation and $33,184,162 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

Shares		Description	Value

		LONG-TERM INVESTMENTS—99.4%
		Common Stocks—99.4%
		Basic Materials—1.2%
94,500		PPG Industries, Inc.	$5,667,165
303,700		RPM International, Inc.	5,654,894

			11,322,059

		Conglomerates—4.8%
1,370,100		General Electric Co.	46,460,091

		Consumer Products—14.8%
626,700		Altria Group, Inc.	47,033,835
1,091,600		Coca-Cola Co.	46,698,648
775,200		ConAgra Foods, Inc.	18,038,904
65,400		Kimberly-Clark Corp.	3,717,336
179,900		La-Z-Boy, Inc.	2,130,016
119,800		McDonald’s Corp.	3,785,680
982,100		Sara Lee Corp.	17,530,485
87,500		Stanley Works	4,193,875

			143,128,779

		Energy—12.6%
206,200		Atmos Energy Corp.	5,423,060
137,100	[1]	Black Hills Corp.	5,699,247
788,300		Chevron Corp.	44,988,281
346,800		Consolidated Edison, Inc.	15,779,400
86,300		National Fuel Gas Co.	2,601,082
205,200		Nicor, Inc.	8,043,840
89,300		Otter Tail Corp.	2,665,605
206,200		Peoples Energy Corp.	7,670,640
127,400		Pinnacle West Capital Corp.	5,320,224
392,000		Progress Energy, Inc.	17,087,280
153,300		Vectren Corp.	4,162,095
43,200		WPS Resources Corp.	2,356,992

			121,797,746

		Financial Institutions—41.4%
46,000	[1]	Allstate Corp.	2,428,340
684,700	[1]	AmSouth Bancorp	17,274,981
196,600		Arthur J. Gallagher & Co.	5,783,972
222,000		Bancorpsouth, Inc.	4,921,740
1,072,200		Bank of America Corp.	46,898,028
363,600		BB&T Corp.	15,394,824
93,200		Chemical Financial Corp.	3,000,108
1,036,800		Citigroup, Inc.	47,464,704
306,300		Comerica, Inc.	17,698,014
641,800		Fifth Third Bancorp	25,781,106
178,300		FirstMerit Corp.	4,701,771
41,100		Freddie Mac	2,521,485
284,300		Fulton Financial Corp.	4,779,083
115,200		Hudson United Bancorp	4,777,344
149,900		Jefferson-Pilot Corp.	8,226,512
207,400		Keycorp	6,686,576
248,100		Lincoln National Corp.	12,556,341
500,700		National City Corp.	16,137,561
288,700		North Fork Bancorporation, Inc.	7,315,658
117,300		Old Republic International Group	3,039,243
773,200		Regions Financial Corp.	25,167,660
169,100		Republic Bancorp, Inc.	2,308,215
78,200		S&T Bancorp, Inc.	2,909,822
235,000	[1]	Suntrust Bank, Inc.	17,032,800
121,500		Synovus Financial Corp.	3,337,605
239,300		Washington Federal, Inc.	5,501,507
1,152,400		Washington Mutual, Inc.	45,635,040

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Shares	Description	Value

	Common Stocks—(cont’d)
	Financial Institutions—(cont’d)
693,100	Wells Fargo & Co.	$41,724,620

		401,004,660

	Health Care—12.6%
105,800 [1]	Abbott Laboratories	4,554,690
896,700	Eli Lilly & Co.	44,646,693
101,400	Johnson & Johnson	6,349,668
901,900	Merck & Co., Inc.	25,451,618
1,910,800 [1]	Pfizer, Inc.	41,540,792

		122,543,461

	Industrials—1.1%
132,400	RR Donnelley & Sons Co.	4,636,648
458,200	ServiceMaster Co.	5,764,156

		10,400,804

	Real Estate—5.1%
58,500	Colonial Properties Trust (REIT)	2,557,035
134,500	Commercial Net Lease Realty (REIT)	2,606,610
152,700	Duke Realty Corp. (REIT)	5,207,070
216,600	General Growth Properties, Inc. (REIT)	9,201,168
229,300	Health Care Property Investors, Inc. (REIT)	5,835,685
139,900	Healthcare Realty Trust, Inc. (REIT)	5,293,816
61,100	Home Properties, Inc. (REIT)	2,373,735
80,100	Kimco Realty Corp. (REIT)	2,372,562
119,500	Lexington Corporate Properties Trust (REIT)	2,602,710
60,700	Liberty Property Trust (REIT)	2,530,583
74,000	Prologis (REIT)	3,182,000
88,600	Sun Communities, Inc. (REIT)	2,700,528
121,700	United Dominion Realty Trust, Inc. (REIT)	2,693,221

		49,156,723

	Technology—0.5%
116,600	Pitney Bowes, Inc.	4,906,528

	Telecommunications—5.3%
64,600	Alltel Corp.	3,996,156
1,994,700 [2]	SBC Communications, Inc.	47,573,595

		51,569,751

	Total Common Stocks (cost $986,162,060)	962,290,602

	MONEY MARKET FUND—1.5%
15,224,593	Fidelity Institutional Money Market Prime Portfolio (cost $15,224,593)	15,224,593

	Total investments before outstanding options written (cost $1,001,386,6533)	977,515,195

Contracts

	OUTSTANDING CALL OPTIONS WRITTEN—(1.1)%
(191)	Abbott Laboratories, strike price $42.50, expires 11/19/05	(22,920)
(20)	Abbott Laboratories, strike price $45, expires 11/19/05	(460)
(255)	Abbott Laboratories, strike price $45, expires 12/17/05	(13,388)
(115)	Abbott Laboratories, strike price $47.50, expires 11/19/05	(1,035)
(109)	Allstate Corp., strike price $55, expires 11/19/05	(3,270)
(140)	Allstate Corp., strike price $55, expires 12/17/05	(11,900)
(12,500)	Alltel Corp., strike price $61, expires 12/21/05	(28,921)
(7,800)	Alltel Corp., strike price $61.50, expires 11/18/05	(12,118)
(3,700)	Alltel Corp., strike price $63.0459, expires 11/18/05	(2,486)
(11,000)	Alltel Corp., strike price $65.50, expires 11/30/05	(2,211)
(75,000)	Altria Group, Inc., strike price $71.50, expires 11/18/05	(352,305)
(1,380)	Altria Group, Inc., strike price $75, expires 11/19/05	(282,900)
(1,315)	Altria Group, Inc., strike price $75, expires 12/17/05	(447,100)
(1,130)	AmSouth Bancorp, strike price $25, expires 12/17/05	(90,400)
(123,600)[4]	AmSouth Bancorp, strike price $25.54, expires 11/30/05	(38,826)
(15,600)[4]	AmSouth Bancorp, strike price $26.49, expires 11/30/05	(1,464)
(76,000)	AmSouth Bancorp, strike price $26.55, expires 11/18/05	(6,688)
(21,300)	Arthur J. Gallagher & Co., strike price $29.16, expires 11/18/05	(13,696)
(250)	Arthur J. Gallagher & Co., strike price $29.25, expires 12/21/05	(18,860)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(32,000)	Arthur J. Gallagher & Co., strike price $29.55, expires 12/21/05	$(19,008)
(11,200)	Arthur J. Gallagher & Co., strike price $29.57, expires 11/18/05	(6,145)
(180)	Arthur J. Gallagher & Co., strike price $30, expires 11/19/05	(4,050)
(22,100)	Atmos Energy Corp., strike price $27.19, expires 12/16/05	(2,674)
(20,000)	Atmos Energy Corp., strike price $27.32, expires 12/16/05	(2,000)
(37,200)	Atmos Energy Corp., strike price $28.50, expires 11/30/05	(630)
(11,700)	Atmos Energy Corp., strike price $29.27, expires 11/18/05	(9)
(22,400)	Atmos Energy Corp., strike price $29.75, expires 11/18/05	—
(100)	Bancorpsouth, Inc., strike price $22.50, expires 12/17/05	(7,500)
(12,600)	Bancorpsouth, Inc., strike price $22.75, expires 11/18/05	(5,293)
(40,000)	Bancorpsouth, Inc., strike price $22.95, expires 12/21/05	(21,520)
(21,000)	Bancorpsouth, Inc., strike price $23.10, expires 11/18/05	(4,263)
(38,500)	Bancorpsouth, Inc., strike price $23.30, expires 11/30/05	(15,015)
(1,936)	Bank of America Corp., strike price $42.50, expires 11/19/05	(280,720)
(1,750)[4]	Bank of America Corp., strike price $42.50, expires 12/21/05	(262,500)
(116,000)	Bank of America Corp., strike price $43.50, expires 11/18/05	(82,824)
(24,400)	Bank of America Corp., strike price $43.89, expires 11/30/05	(12,198)
(36,600)[4]	Bank of America Corp., strike price $44.25, expires 12/16/05	(18,044)
(380)	Bank of America Corp., strike price $45, expires 11/19/05	(7,600)
(690)	BB&T Corp., strike price $40, expires 11/19/05	(186,300)
(610)	BB&T Corp., strike price $40, expires 12/17/05	(155,550)
(41,000)	BB&T Corp., strike price $40.92, expires 11/18/05	(69,946)
(8,600)	BB&T Corp., strike price $41.01, expires 11/30/05	(15,635)
(135)	BB&T Corp., strike price $42.50, expires 12/17/05	(13,500)
(22,300)	Black Hills Corp., strike price $40.78, expires 12/16/05	(32,982)
(15,200)	Black Hills Corp., strike price $41.62, expires 11/18/05	(8,451)
(7,900)	Black Hills Corp., strike price $43.43, expires 11/18/05	(1,681)
(300)	Black Hills Corp., strike price $45, expires 11/19/05	(4,500)
(16,500)	Chemical Financial Corp, strike price $33.01, expires 11/30/05	(11,748)
(19,400)	Chemical Financial Corp., strike price $31.99, expires 12/16/05	(21,495)
(5,300)	Chemical Financial Corp., strike price $32.58, expires 11/18/05	(3,874)
(10,000)[4]	Chemical Financial Corp., strike price $33.25, expires 11/18/05	(2,075)
(930)	Chevron Corp., strike price $60, expires 12/17/05	(93,000)
(87,000)	Chevron Corp., strike price $62.27, expires 11/18/05	(17,139)
(56,000)	Chevron Corp., strike price $63.60, expires 12/21/05	(29,238)
(1,512)	Chevron Corp., strike price $65, expires 11/19/05	(4,536)
(460)	Chevron Corp., strike price $65, expires 12/17/05	(13,800)
(115,000)	Citigroup, Inc., strike price $43.94, expires 11/18/05	(227,174)
(2,160)	Citigroup, Inc., strike price $45, expires 12/17/05	(302,400)
(179,000)[4]	Citigroup, Inc., strike price $45.80, expires 11/30/05	(123,526)
(24,000)	Citigroup, Inc., strike price $46.16, expires 11/30/05	(10,656)
(35,900)	Citigroup, Inc., strike price $46.16, expires 12/16/05	(23,084)
(400)	Coca-Cola Co. (The), strike price $42.50, expires 12/21/05	(42,739)
(177,000)	Coca-Cola Co. (The), strike price $43, expires 12/21/05	(145,848)
(197,200)	Coca-Cola Co. (The), strike price $43.56, expires 11/30/05	(70,205)
(24,800)	Coca-Cola Co. (The), strike price $43.77, expires 11/30/05	(7,564)
(119,000)	Coca-Cola Co. (The), strike price $44.27, expires 11/18/05	(11,900)
(12,600)	Colonial Properties Trust, strike price $43.67, expires 12/16/05	(17,596)
(3,400)	Colonial Properties Trust, strike price $44.13, expires 11/18/05	(1,564)
(10,100)	Colonial Properties Trust, strike price $44.53, expires 11/30/05	(6,646)
(6,000)	Colonial Properties Trust, strike price $45.45, expires 11/18/05	(1,495)
(28,300)	Comerica, Inc., strike price $56.64, expires 12/16/05	(60,675)
(19,000)	Comerica, Inc., strike price $56.92, expires 12/16/05	(37,620)
(702)	Comerica, Inc., strike price $60, expires 11/19/05	(17,550)
(33,600)	Comerica, Inc., strike price $61.43, expires 11/18/05	(3,289)
(7,000)[4]	Comerica, Inc., strike price $61.78, expires 11/30/05	(1,759)
(17,000)[4]	Commercial Net Lease Realty, strike price $19.55, expires 12/16/05	(5,680)
(11,100)[4]	Commercial Net Lease Realty, strike price $19.65, expires 12/16/05	(3,288)
(7,800)	Commercial Net Lease Realty, strike price $19.95, expires 11/18/05	(1,766)
(23,200)	Commercial Net Lease Realty, strike price $20.02, expires 11/30/05	(4,663)
(14,800)	Commercial Net Lease Realty, strike price $20.40, expires 11/18/05	(799)
(19,100)	ConAgra Foods, Inc., strike price $22.74, expires 11/30/05	(17,477)
(171,600)	ConAgra Foods, Inc., strike price $23.40, expires 12/21/05	(118,232)
(114,400)	ConAgra Foods, Inc., strike price $23.49, expires 11/18/05	(29,515)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(1,157)	ConAgra Foods, Inc., strike price $25, expires 11/19/05	$(11,570)
(36,500)[4]	Consolidated Edison, Inc., strike price $45.84, expires 12/16/05	(32,361)
(24,400)[4]	Consolidated Edison, Inc., strike price $46.07, expires 12/16/05	(19,534)
(38,200)	Consolidated Edison, Inc., strike price $47.89, expires 11/18/05	(2,521)
(8,000)[4]	Consolidated Edison, Inc., strike price $49.40, expires 11/30/05	(593)
(717)	Consolidated Edison, Inc., strike price $50, expires 11/19/05	(3,585)
(17,000)	Duke Realty Corp., strike price $32.93, expires 11/18/05	(10,880)
(33,700)	Duke Realty Corp., strike price $33, expires 12/21/05	(29,825)
(25,800)	Duke Realty Corp., strike price $34.27, expires 11/30/05	(5,728)
(55)	Duke Realty Corp., strike price $35, expires 12/17/05	(1,650)
(86,900)	Eli Lilly & Co., strike price $51.34, expires 12/16/05	(64,219)
(58,000)	Eli Lilly & Co., strike price $51.59, expires 12/16/05	(37,758)
(1,672)	Eli Lilly & Co., strike price $55, expires 11/19/05	(8,360)
(20,400)	Eli Lilly & Co., strike price $55.40, expires 11/30/05	(143)
(98,000)	Eli Lilly & Co., strike price $56.10, expires 11/18/05	(6,370)
(116,000)	Fifth Third Bancorp, strike price $36.75, expires 11/30/05	(430,128)
(145)	Fifth Third Bancorp, strike price $40, expires 11/19/05	(19,575)
(1,410)	Fifth Third Bancorp, strike price $40, expires 12/17/05	(260,850)
(81,000)	Fifth Third Bancorp, strike price $41.61, expires 11/18/05	(29,322)
(21,300)[4]	FirstMerit Corp., strike price $25.49, expires 12/16/05	(17,243)
(14,300)[4]	FirstMerit Corp., strike price $25.62, expires 12/16/05	(10,519)
(32,200)	FirstMerit Corp., strike price $27.20, expires 11/30/05	(5,506)
(10,200)	FirstMerit Corp., strike price $27.67, expires 11/18/05	(1,886)
(20,000)	FirstMerit Corp., strike price $28.21, expires 11/18/05	(320)
(7,400)[4]	Freddie Mac, strike price $56.46, expires 11/30/05	(42,080)
(10)	Freddie Mac, strike price $60, expires 11/19/05	(2,150)
(14,000)	Freddie Mac, strike price $60.50, expires 12/21/05	(35,134)
(33,800)	Fulton Financial Corp., strike price $16.46, expires 12/16/05	(31,357)
(22,600)	Fulton Financial Corp., strike price $16.54, expires 12/16/05	(19,474)
(51,200)	Fulton Financial Corp., strike price $16.78, expires 11/30/05	(18,125)
(6,500)[4]	Fulton Financial Corp., strike price $16.86, expires 11/30/05	(2,168)
(9,700)[4]	Fulton Financial Corp., strike price $17, expires 12/16/05	(2,716)
(32,500)	Fulton Financial Corp., strike price $17.24, expires 11/18/05	—
(251,400)[4]	General Electric Co., strike price $33.42, expires 11/30/05	(261,949)
(157,000)	General Electric Co., strike price $33.50, expires 11/18/05	(116,635)
(214,100)	General Electric Co., strike price $33.89, expires 12/16/05	(187,338)
(32,400)	General Electric Co., strike price $34.45, expires 11/30/05	(12,895)
(500)	General Electric Co., strike price $35, expires 12/17/05	(15,000)
(30,000)	General Growth Properties, Inc., strike price $42.09, expires 12/16/05	(67,929)
(20,000)	General Growth Properties, Inc., strike price $42.3, expires 12/16/05	(42,711)
(450)	General Growth Properties, Inc., strike price $45, expires 11/19/05	(20,250)
(24,000)	General Growth Properties, Inc., strike price $45.67, expires 11/18/05	(2,520)
(28,500)	Health Care Property Investors, Inc., strike price $25.93, expires 12/16/05	(15,618)
(19,000)	Health Care Property Investors, Inc., strike price $26.06, expires 12/16/05	(9,443)
(13,100)	Health Care Property Investors, Inc., strike price $27.07, expires 11/18/05	(2,481)
(40,400)	Health Care Property Investors, Inc., strike price $27.12, expires 11/30/05	(3,959)
(25,100)	Health Care Property Investors, Inc., strike price $28.54, expires 11/18/05	(25)
(6,600)	Healthcare Realty Trust, Inc., strike price $38.50, expires 12/16/05	(3,379)
(23,000)	Healthcare Realty Trust, Inc., strike price $38.80, expires 12/21/05	(10,902)
(15,400)	Healthcare Realty Trust, Inc., strike price $39.12, expires 11/18/05	(1,417)
(8,100)	Healthcare Realty Trust, Inc., strike price $39.71, expires 11/18/05	(905)
(23,800)	Healthcare Realty Trust, Inc., strike price $40.28, expires 11/30/05	(1,547)
(7,200)[4]	Home Properties, Inc., strike price $38.20, expires 12/16/05	(6,426)
(4,800)[4]	Home Properties, Inc., strike price $38.39, expires 12/16/05	(3,856)
(150)	Home Properties, Inc., strike price $40, expires 11/19/05	(2,250)
(6,600)	Home Properties, Inc., strike price $41.94, expires 11/18/05	(7)
(21,500)[4]	Hudson United Bancorp, strike price $42.16, expires 12/16/05	(6,199)
(14,400)[4]	Hudson United Bancorp, strike price $42.37, expires 12/16/05	(2,608)
(27,400)[4]	Hudson United Bancorp, strike price $42.68, expires 11/30/05	(1,099)
(19,600)	Jefferson-Pilot Corp., strike price $50.11, expires 11/18/05	(87,769)
(10,300)	Jefferson-Pilot Corp., strike price $50.83, expires 11/18/05	(47,854)
(31,300)[4]	Jefferson-Pilot Corp., strike price $51.52, expires 11/30/05	(79,690)
(150)	Jefferson-Pilot Corp., strike price $55, expires 01/21/06	(18,750)
(9,700)	Johnson & Johnson, strike price $63, expires 11/18/05	(10,886)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(213)	Johnson & Johnson, strike price $65, expires 11/19/05	$(10,650)
(243)	Johnson & Johnson, strike price $65, expires 12/17/05	(21,870)
(330)	Keycorp, strike price $32.50, expires 12/17/05	(22,275)
(37,200)[4]	Keycorp, strike price $32.6, expires 11/30/05	(13,871)
(11,700)	Keycorp, strike price $33.02, expires 11/18/05	(2,118)
(22,600)	Keycorp, strike price $33.44, expires 11/18/05	(3,403)
(75)	Keycorp, strike price $35, expires 12/17/05	(750)
(145)	Kimberly-Clark Corp., strike price $60, expires 11/19/05	(1,450)
(10,600)	Kimberly-Clark Corp., strike price $60.10, expires 12/21/05	(3,021)
(3,700)	Kimberly-Clark Corp., strike price $61.57, expires 11/18/05	(22)
(7,200)	Kimberly-Clark Corp., strike price $62, expires 11/18/05	(29)
(175)	Kimco Realty Corp., strike price $30, expires 12/17/05	(12,688)
(7,700)	Kimco Realty Corp., strike price $31.50, expires 11/18/05	(457)
(4,600)	Kimco Realty Corp., strike price $31.74, expires 11/18/05	(248)
(14,100)[4]	Kimco Realty Corp., strike price $32, expires 11/18/05	(387)
(22,000)	La-Z-Boy, Inc., strike price $11.82, expires 12/16/05	(14,586)
(14,700)	La-Z-Boy, Inc., strike price $11.88, expires 12/16/05	(9,335)
(32,400)	La-Z-Boy, Inc., strike price $13.19, expires 11/30/05	(4,277)
(10,300)	La-Z-Boy, Inc., strike price $14.06, expires 11/18/05	(474)
(19,500)	La-Z-Boy, Inc., strike price $14.25, expires 11/18/05	(234)
(5,600)	Lexington Corporate Properties Trust, strike price $22.18, expires 12/16/05	(2,453)
(19,700)	Lexington Corporate Properties Trust, strike price $23.04, expires 12/21/05	(4,334)
(13,100)	Lexington Corporate Properties Trust, strike price $23.15, expires 11/18/05	(458)
(6,900)	Lexington Corporate Properties Trust, strike price $23.31, expires 11/18/05	(235)
(20,400)	Lexington Corporate Properties Trust, strike price $23.71, expires 11/30/05	(775)
(7,500)	Liberty Property Trust, strike price $41.79, expires 12/16/05	(8,373)
(5,000)	Liberty Property Trust, strike price $42, expires 12/16/05	(5,068)
(3,400)	Liberty Property Trust, strike price $42.80, expires 11/18/05	(2,203)
(10,800)[4]	Liberty Property Trust, strike price $42.89, expires 11/30/05	(3,748)
(6,600)	Liberty Property Trust, strike price $43.50, expires 11/18/05	(449)
(27,200)	Lincoln National Corp., strike price $49.50, expires 11/18/05	(33,383)
(110)	Lincoln National Corp., strike price $50, expires 12/17/05	(16,500)
(410)	Lincoln National Corp., strike price $50, expires 12/21/05	(87,330)
(42,600)[4]	Lincoln National Corp., strike price $52.27, expires 11/30/05	(15,541)
(5,800)[4]	Lincoln National Corp., strike price $52.79, expires 11/30/05	(1,522)
(14,000)	McDonald’s Corp., strike price $32.98, expires 12/16/05	(9,562)
(250)	McDonald’s Corp., strike price $35, expires 11/19/05	(2,500)
(268)	McDonald’s Corp., strike price $35, expires 12/17/05	(9,380)
(1,670)	Merck & Co., Inc., strike price $27.50, expires 11/19/05	(208,750)
(1,460)	Merck & Co., Inc., strike price $27.50, expires 12/17/05	(204,400)
(32,000)[4]	Merck & Co., Inc., strike price $27.50, expires 12/21/05	(29,981)
(20,500)[4]	Merck & Co., Inc., strike price $28.70, expires 11/30/05	(4,538)
(100,000)	Merck & Co., Inc., strike price $28.87, expires 11/18/05	(49,410)
(22)	National City Corp., strike price $32.50, expires 12/17/05	(2,035)
(50,000)[4]	National City Corp., strike price $33, expires 12/21/05	(36,418)
(50,000)[4]	National City Corp., strike price $33.66, expires 12/21/05	(25,075)
(90,400)[4]	National City Corp., strike price $34.19, expires 11/30/05	(19,872)
(11,400)	National City Corp., strike price $35.60, expires 11/30/05	(566)
(54,400)	National City Corp., strike price $36.70, expires 11/18/05	(163)
(12,700)	National Fuel Gas Co., strike price $32, expires 12/21/05	—
(347)	National Fuel Gas Co., strike price $35, expires 11/19/05	(6,940)
(500)	Nicor, Inc., strike price $40, expires 12/17/05	(52,500)
(41,000)	Nicor, Inc., strike price $41.90, expires 11/18/05	(1,722)
(10,000)	Nicor, Inc., strike price $42.24, expires 11/18/05	(180)
(11,600)	Nicor, Inc., strike price $42.58, expires 11/18/05	(70)
(15)	North Fork Bancorporation, Inc., strike price $25, expires 12/17/05	(1,800)
(470)	North Fork Bancorporation, Inc., strike price $25.25, expires 12/21/05	(54,472)
(52,000)	North Fork Bancorporation, Inc., strike price $25.50, expires 11/30/05	(35,152)
(6,600)[4]	North Fork Bancorporation, Inc., strike price $26.35, expires 11/30/05	(2,903)
(318)	North Fork Bancorporation, Inc., strike price $27.50, expires 11/19/05	(3,180)
(100)	North Fork Bancorporation, Inc., strike price $30, expires 11/19/05	(500)
(125)	Old Republic International Corp., strike price $25, expires 11/19/05	(12,813)
(13,000)	Old Republic International Corp., strike price $25.20, expires 11/18/05	(11,695)
(12,000)	Old Republic International Corp., strike price $26, expires 12/21/05	(7,794)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(6,800)[4]	Old Republic International Corp., strike price $26.44, expires 11/18/05	$(498)
(20,200)[4]	Old Republic International Corp., strike price $26.67, expires 11/30/05	(1,852)
(30)	Otter Tail Corp., strike price $30, expires 12/17/05	(3,750)
(5,200)	Otter Tail Corp., strike price $30.92, expires 11/18/05	(2,033)
(10,200)	Otter Tail Corp., strike price $31.30, expires 11/18/05	—
(15,500)	Otter Tail Corp., strike price $31.30, expires 12/21/05	—
(15,300)	Otter Tail Corp., strike price $31.70, expires 11/30/05	(2,050)
(350)	Peoples Energy Corp., strike price $37, expires 12/09/05	(41,062)
(430)	Peoples Energy Corp., strike price $40, expires 11/19/05	(2,150)
(23,500)	Peoples Energy Corp., strike price $42.57, expires 11/18/05	(23)
(11,700)	Peoples Energy Corp., strike price $43.37, expires 11/18/05	(1,025)
(3,100)	Pfizer, Inc., strike price $22.50, expires 12/17/05	(217,000)
(2,100)	Pfizer, Inc., strike price $25, expires 11/19/05	(10,500)
(43,500)	Pfizer, Inc., strike price $25.91, expires 11/30/05	(2,654)
(208,000)	Pfizer, Inc., strike price $25.98, expires 11/18/05	(5,371)
(690)	Pfizer, Inc., strike price $26.13, expires 12/21/05	(2,181)
(1,450)	Pfizer, Inc., strike price $27.50, expires 11/19/05	(14,500)
(260)	Pinnacle West Capital Corp., strike price $42.50, expires 12/09/05	(17,786)
(7,300)[4]	Pinnacle West Capital Corp., strike price $44.85, expires 11/18/05	(33)
(22,600)	Pinnacle West Capital Corp., strike price $45.06, expires 11/30/05	(90)
(13,900)	Pinnacle West Capital Corp., strike price $45.31, expires 11/18/05	—
(250)	Pitney Bowes, Inc., strike price $41.75, expires 12/09/05	(26,329)
(21,000)	Pitney Bowes, Inc., strike price $42.21, expires 11/30/05	(15,456)
(6,600)	Pitney Bowes, Inc., strike price $43.14, expires 11/18/05	(601)
(11,700)	Pitney Bowes, Inc., strike price $43.21, expires 11/18/05	(1,556)
(180)	PPG Industries, Inc., strike price $60, expires 11/19/05	(18,000)
(185)	PPG Industries, Inc., strike price $60, expires 12/17/05	(25,900)
(5,300)[4]	PPG Industries, Inc., strike price $60.86, expires 11/18/05	(2,151)
(10,000)	PPG Industries, Inc., strike price $62.50, expires 11/18/05	(1,790)
(825)	Progress Energy, Inc., strike price $44, expires 12/09/05	(71,319)
(42,800)	Progress Energy, Inc., strike price $44.11, expires 11/18/05	(17,698)
(9,000)	Progress Energy, Inc., strike price $44.61, expires 11/30/05	(8,163)
(67,800)[4]	Progress Energy, Inc., strike price $45.33, expires 11/30/05	(17,534)
(150)	Prologis, strike price $42.50, expires 12/17/05	(21,750)
(8,000)	Prologis, strike price $43.30, expires 11/18/05	(2,536)
(135)	Prologis, strike price $45, expires 11/19/05	(2,700)
(4,300)[4]	Prologis, strike price $45.08, expires 11/18/05	(392)
(139,600)	Regions Financial Corp., strike price $31.12, expires 11/30/05	(265,100)
(17,600)	Regions Financial Corp., strike price $32.67, expires 11/30/05	(17,230)
(88,000)	Regions Financial Corp., strike price $32.68, expires 11/18/05	(65,650)
(132,000)	Regions Financial Corp., strike price $32.68, expires 12/21/05	(140,587)
(26,200)[4]	Regions Financial Corp., strike price $32.95, expires 12/16/05	(20,960)
(218)	Regions Financial Corp., strike price $35, expires 12/17/05	(5,450)
(20,700)[4]	Republic Bancorp, Inc., strike price $12.25, expires 12/21/05	(9,716)
(13,800)[4]	Republic Bancorp, Inc., strike price $13.54, expires 12/21/05	(5,911)
(30,500)	Republic Bancorp, Inc., strike price $14.19, expires 11/30/05	(1,830)
(9,700)	Republic Bancorp, Inc., strike price $14.59, expires 11/18/05	(249)
(18,300)	Republic Bancorp, Inc., strike price $14.76, expires 11/18/05	(37)
(625)	RPM International, Inc., strike price $17.50, expires 12/17/05	(84,375)
(54,100)	RPM International, Inc., strike price $18.50, expires 11/30/05	(21,694)
(7,000)[4]	RPM International, Inc., strike price $18.67, expires 11/30/05	(1,971)
(33,200)	RPM International, Inc., strike price $19, expires 11/18/05	(5,966)
(24,200)	RR Donnelley & Sons Co., strike price $36, expires 11/29/05	(9,220)
(7,600)	RR Donnelley & Sons Co., strike price $37.04, expires 11/18/05	(1,034)
(23,500)[4]	RR Donnelley & Sons Co., strike price $37.27, expires 11/30/05	(2,696)
(13,000)	RR Donnelley & Sons Co., strike price $37.40, expires 11/18/05	(520)
(45)	RR Donnelley & Sons Co., strike price $40, expires 12/17/05	(675)
(11,000)	S&T Bancorp, Inc., strike price $36.50, expires 12/21/05	—
(8,400)	S&T Bancorp, Inc., strike price $37, expires 12/09/05	(11,743)
(11,900)[4]	S&T Bancorp, Inc., strike price $37.93, expires 11/30/05	(599)
(3,700)	S&T Bancorp, Inc., strike price $38.46, expires 11/18/05	(1,698)
(8,000)	S&T Bancorp, Inc., strike price $39, expires 11/18/05	—
(1,650)	Sara Lee Corp., strike price $18.25, expires 12/09/05	(47,710)
(177,200)	Sara Lee Corp., strike price $19.07, expires 11/30/05	(8,506)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(107,000)	Sara Lee Corp., strike price $19.10, expires 11/18/05	$(3,820)
(22,400)	Sara Lee Corp., strike price $19.13, expires 11/30/05	(650)
(390,000)	SBC Communications, Inc., strike price $23, expires 12/21/05	(498,420)
(390)	SBC Communications, Inc., strike price $23.50, expires 12/09/05	(32,149)
(354,300)	SBC Communications, Inc., strike price $24.04, expires 11/30/05	(162,269)
(218,000)	SBC Communications, Inc., strike price $24.08, expires 11/18/05	(78,044)
(50,000)	SBC Communications, Inc., strike price $24.24, expires 11/30/05	(18,500)
(45,600)	SBC Communications, Inc., strike price $24.29, expires 11/30/05	(15,960)
(940)	ServiceMaster Co., (The), strike price $12.75, expires 12/09/05	(25,735)
(10,500)	ServiceMaster Co., (The), strike price $13.49, expires 11/30/05	(1,011)
(50,000)	ServiceMaster Co., (The), strike price $13.60, expires 11/18/05	(450)
(81,800)[4]	ServiceMaster Co., (The), strike price $13.77, expires 11/30/05	(203)
(5,100)	Stanley Works (The), strike price $45.9045, expires 11/18/05	(12,260)
(8,000)	Stanley Works (The), strike price $46, expires 11/18/05	(17,208)
(149)	Stanley Works (The), strike price $47.50, expires 11/19/05	(20,115)
(200)	Stanley Works (The), strike price $50, expires 12/17/05	(15,000)
(2,400)	Sun Communities, Inc., strike price $32, expires 12/09/05	(708)
(15,000)	Sun Communities, Inc., strike price $32, expires 12/21/05	—
(5,100)	Sun Communities, Inc., strike price $32.4311, expires 11/18/05	(459)
(16,000)	Sun Communities, Inc., strike price $32.99, expires 11/30/05	(1,888)
(10,200)	Sun Communities, Inc., strike price $33.63, expires 11/18/05	(92)
(24,000)	SunTrust Banks, Inc., strike price $70, expires 11/18/05	(73,197)
(430)	SunTrust Banks, Inc., strike price $70, expires 11/19/05	(126,850)
(40,000)[4]	SunTrust Banks, Inc., strike price $70, expires 12/21/05	(145,340)
(13,300)	SunTrust Banks, Inc., strike price $72.49, expires 11/18/05	(14,603)
(90)	SunTrust Banks, Inc., strike price $75, expires 12/17/05	(7,425)
(1,900)	Synovus Financial Corp., strike price $27, expires 12/09/05	(1,980)
(250)	Synovus Financial Corp., strike price $27.25, expires 12/09/05	(17,725)
(21,000)	Synovus Financial Corp., strike price $28.02, expires 11/30/05	(7,875)
(6,900)[4]	Synovus Financial Corp., strike price $28.28, expires 11/18/05	(702)
(11,000)	Synovus Financial Corp., strike price $29, expires 11/18/05	(1,543)
(40)	Synovus Financial Corp., strike price $30, expires 11/19/05	(500)
(15)	United Dominion Realty Trust, Inc., strike price $22.50, expires 12/17/05	(713)
(250)	United Dominion Realty Trust, Inc., strike price $22.50, expires 12/21/05	(11,042)
(21,100)	United Dominion Realty Trust, Inc., strike price $23.99, expires 11/30/05	(3,503)
(12,300)	United Dominion Realty Trust, Inc., strike price $24.06, expires 11/18/05	(123)
(7,000)	United Dominion Realty Trust, Inc., strike price $24.14, expires 11/18/05	(1,029)
(31,200)	Vectren Corp., strike price $26.50, expires 12/09/05	(20,342)
(17,600)[4]	Vectren Corp., strike price $28.61, expires 11/18/05	(35)
(26,800)	Vectren Corp., strike price $28.65, expires 11/30/05	(402)
(8,700)	Vectren Corp., strike price $28.66, expires 11/18/05	(229)
(400)	Washington Federal, Inc., strike price $22, expires 12/21/05	(51,610)
(98)	Washington Federal, Inc., strike price $22.50, expires 12/17/05	(9,800)
(43,200)	Washington Federal, Inc., strike price $22.69, expires 11/30/05	(31,795)
(13,600)	Washington Federal, Inc., strike price $23.08, expires 11/18/05	(5,861)
(25,000)	Washington Federal, Inc., strike price $23.62, expires 11/18/05	(1,950)
(600)[4]	Washington Mutual, Inc., strike price $38.25, expires 11/25/05	(132,238)
(800)	Washington Mutual, Inc., strike price $38.50, expires 12/21/05	(158,657)
(500)	Washington Mutual, Inc., strike price $39, expires 11/11/05	(50,079)
(1,050)	Washington Mutual, Inc., strike price $40, expires 11/19/05	(52,500)
(1,470)	Washington Mutual, Inc., strike price $40, expires 12/17/05	(161,700)
(126,000)	Washington Mutual, Inc., strike price $41.63, expires 11/18/05	(17,375)
(26,300)	Washington Mutual, Inc., strike price $42.25, expires 11/30/05	(4,971)
(1,250)	Wells Fargo & Co., strike price $60, expires 11/19/05	(75,000)
(38)	Wells Fargo & Co., strike price $60, expires 12/17/05	(4,180)
(138,000)[4]	Wells Fargo & Co., strike price $60, expires 12/21/05	(213,595)
(75,000)	Wells Fargo & Co., strike price $60.10, expires 11/18/05	(44,470)
(15,800)[4]	Wells Fargo & Co., strike price $60.19, expires 11/30/05	(16,398)
(23,500)[4]	Wells Fargo & Co., strike price $60.70, expires 12/16/05	(17,825)
(4)	WPS Resources Corp., strike price $55, expires 12/17/05	(420)
(10,000)	WPS Resources Corp., strike price $56, expires 12/21/05	(6,290)
(4,800)	WPS Resources Corp., strike price $58.51, expires 11/18/05	(48)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(85)	WPS Resources Corp., strike price $60, expires 11/19/05	$(1,488)

	Total outstanding call options written (premium received $ (11,692,285))	(11,077,845)

	Total investments net of outstanding options written—99.8%	$966,437,350
	Other assets in excess of liabilities—0.2%	1,807,993

	Net Assets—100.0%	$968,245,343

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Non-income producing security.
[3]

Cost for Federal income tax purposes is $1,002,149,156. The net unrealized depreciation on a tax basis is $24,633,961, consisting of $9,133,823 gross unrealized appreciation and $33,767,784 gross unrealized depreciation.

[4]	Security is fair valued.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock Global Energy and Resources Trust (BGR)

Shares		Description	Value

		LONG-TERM INVESTMENTS—95.6%
		Common Stocks—95.6%
		Australia—1.8%
369,000		BHP Billiton Ltd. (ADR)	$11,457,450
398,900		Santos Ltd.	3,270,173

		Total Australia	14,727,623

		Bermuda—3.3%
800,000	[1]	Aries Maritime Transport Ltd.	11,136,000
78,100	[1]	Nabors Industries Ltd.	5,360,003
606,000		Ship Finance International Ltd.	11,538,240

		Total Bermuda	28,034,243

		Brazil—0.7%
86,300		Petroleo Brasileiro SA (ADR)	5,514,570

		Canada—23.0%
451,400		Altagas Income Trust	9,754,725
723,500		ARC Energy Trust	13,524,798
459,200		Baytex Energy Trust	6,100,347
282,800		Bonavista Energy Trust	8,065,272
125,800		Canadian Natural Resources Ltd.	5,184,218
167,600	[1]	Compton Petroleum Corp.	1,832,936
190,500		Enerplus Resources Fund	8,026,663
587,531		Esprit Energy Trust	6,276,030
646,900		Fairborne Energy Trust	8,303,222
215,417	[1]	Fairquest Energy Ltd.	1,674,684
450,300		Focus Energy Trust	8,131,398
206,300		Fording Canadian Coal Trust	6,985,318
234,040		Harvest Energy Trust	6,650,859
137,200		Husky Energy, Inc.	6,339,197
780,300		Keyera Facilities Income Fund	11,920,653
207,900		NAL Oil & Gas Trust	2,848,259
349,400		Paramount Energy Trust	6,131,643
265,500		Pembina Pipeline Income Fund	3,232,233
481,400		Penn West Energy Trust	12,753,804
410,000		Peyto Energy Trust	9,047,772
111,054		PrimeWest Energy Trust	3,110,623
744,800		Progress Energy Trust	9,439,837
299,800	[1]	Savanna Energy Services	6,163,495
241,200	[1]	Trican Well Service Ltd.	9,062,765
560,800		Trinidad Energy Services Income Trust	6,774,957
399,900		Vermilion Energy Trust	8,862,181
258,500		Zargon Energy Trust	6,399,220

		Total Canada	192,597,109

		Cayman Islands—0.5%
91,700		GlobalSantaFe Corp.	4,085,235

		Denmark—0.6%
600		AP Moller-Maersk A/S	5,424,284

		France—1.2%
65,392		Technip SA	3,536,252
52,000		Total SA (ADR)	6,553,040

		Total France	10,089,292

		Italy—0.7%
382,500		SAIPEM	5,471,239

		Luxembourg—0.9%
82,400	[1]	Stolt Offshore SA	856,115
147,000	[1]	Stolt Offshore SA (ADR)	1,522,920
139,900		Stolt-Nielsen SA	5,018,213

			7,397,248

		Netherlands—1.0%
85,800	[1]	Core Laboratories NV	2,763,618
72,200		IHC CALAND NV	5,580,891

		Total Netherlands	8,344,509

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock Global Energy and Resources Trust (BGR) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		Norway—1.6%
33,600		Norsk Hydro ASA	$3,337,200
453,400		Statoil ASA	10,070,014

		Total Norway	13,407,214

		United Kingdom—2.1%
730,273		BG Group PLC	6,425,495
46,279	[2]	BP PLC (ADR)	3,072,925
87,000		Rio Tinto PLC	3,315,208
29,100		Rio Tinto PLC (ADR)	4,441,242

		Total United Kingdom	17,254,870

		United States—58.2%
43,900	[2]	Amerada Hess Corp.	5,491,890
221,600		Arch Coal, Inc.	17,078,712
217,900		Atmos Energy Corp.	5,730,770
101,400	[2]	Burlington Resources, Inc.	7,323,108
321,900		Chesapeake Energy Corp.	10,332,990
66,000	[1,3]	CNX Gas Corp.	1,386,000
67,900	[1]	Comstock Resources, Inc.	2,044,469
110,400		ConocoPhillips	7,217,952
272,000		Consol Energy, Inc.	16,564,800
92,600	[2]	Diamond Offshore Drilling, Inc.	5,228,196
80,300	[2]	Dominion Resources, Inc.	6,109,224
725,000	[1]	Double Hull Tankers, Inc.	8,576,750
146,900		EnCana Corp.	6,736,834
664,500		Energy Transfer Partners LP	22,659,450
124,800		ENSCO International, Inc.	5,689,632
385,146		Enterprise Products Partners LP	9,959,876
319,600		EOG Resources, Inc.	21,662,488
72,400		Exxon Mobil Corp.	4,064,536
141,300	[1]	Grant Prideco, Inc.	5,495,157
51,700	[1]	Hercules Offshore, Inc.	1,125,509
186,800		ITC Holdings Corp.	5,137,000
85,600		Kerr-McGee Corp.	7,279,424
509,328	[1]	Kinder Morgan Management LLC	24,646,360
786,600	[2]	Magellan Midstream Partners LP	26,343,234
386,800		Massey Energy Co.	15,499,076
160,100	[1]	McDermott International, Inc.	5,816,433
150,458	[1]	National-Oilwell Varco, Inc.	9,399,111
350,485		Natural Resource Partners LP	18,558,181
186,300	[1]	Newfield Exploration Co.	8,444,979
90,800		Noble Corp.	5,845,704
181,200		Noble Energy, Inc.	7,257,060
179,400		Northern Border Partners LP	8,322,366
169,800		Patterson-UTI Energy, Inc.	5,795,274
233,300		Peabody Energy Corp.	18,234,728
332,500		Penn Virginia Resource Partner	17,815,350
268,500		PG&E Corp.	9,768,030
565,300		Plains All American Pipeline LP	23,951,761
64,200	[1,2]	Precision Drilling Corp.	2,953,200
73,000		Public Service Enterprise Group, Inc.	4,590,970
87,000		Questar Corp.	6,851,250
44,600		Schlumberger Ltd.	4,048,342
104,900		Suncor Energy, Inc.	5,625,787
132,600		Talisman Energy, Inc.	5,872,854
559,900		TEPPCO Partners LP	21,892,090
238,800	[1]	Transocean, Inc.	13,728,612
343,300		Valero LP	20,069,318
123,600	[1]	Weatherford International Ltd.	7,737,360
240,100		Williams Cos., Inc.	5,354,230

		Total United States	487,316,427

		Total Common Stocks (cost $695,424,181)	799,663,863

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock Global Energy and Resources Trust (BGR) (continued)

Shares	Description	Value

	SHORT-TERM INVESTMENTS—4.6%
	Money Market Fund—3.0%
25,031,084	Fidelity Institutional Money Market Prime Portfolio	$25,031,084

Principal Amount

	U.S. Government and Agency Zero Coupon Bond—1.6%
13,400,000	Federal Home Loan Bank, 3.72%, 11/01/05[6]	13,400,000

	Total Short-Term Investments (cost $38,431,084)	38,431,084

Contracts

	OUTSTANDING CALL OPTIONS PURCHASED—0.0%
200	AGL Resources, Inc., strike price $35, expires 12/17/05	25,500
175	Amerada Hess Corp., strike price $140, expires 11/19/05	10,500
450 [5]	BP PLC, strike price $74, expires 11/23/05	6,750
250	Exxon Mobil Corp., strike price $65, expires 11/19/05	1,250
125	Kerr-McGee Corp., strike price $100, expires 11/19/05	1,250
100	Noble Corp., strike price $75, expires 11/19/05	1,000
250	Noble Energy, Inc., strike price $47.50, expires 11/19/05	3,125
85	Precision Drilling Trust, strike price $50, expires 11/19/05	1,700
100	Suncor Energy, Inc., strike price $65, expires 11/19/05	2,000
160	Weatherford International Ltd., strike price $70, expires 11/19/05	2,400

	Total outstanding call options purchased (cost $44,743)	55,475

	Total investments before outstanding options written (cost $733,900,0084)	838,150,422

	OUTSTANDING OPTIONS WRITTEN—(0.5)%
	OUTSTANDING CALL OPTIONS WRITTEN—(0.3)%
(200)	AGL Resources, Inc., strike price $37.50, expires 12/17/05	(6,500)
(175)	Amerada Hess Corp., strike price $145, expires 11/19/05	(3,500)
(25,000)[5]	Arch Coal, Inc., strike price $75, expires 11/18/05	(122,407)
(870)	Arch Coal, Inc., strike price $80, expires 11/19/05	(195,750)
(60,000)	BHP Billiton Ltd., strike price $35, expires 11/18/05	(5,580)
(500)	BHP Billiton Ltd., strike price $35, expires 11/19/05	(7,500)
(26,000)[5]	Burlington Resources, Inc., strike price $82.05, expires 11/18/05	(10,267)
(25,000)	Canadian Natural Resources Ltd., strike price $50, expires 11/18/05	(325)
(500)	Chesapeake Energy Corp., strike price $35, expires 11/19/05	(42,500)
(155,000)[5]	Chesapeake Energy Corp., strike price $40, expires 11/18/05	(29,713)
(40,000)[5]	ConocoPhillips, strike price $75, expires 11/18/05	(8,040)
(40,000)[5]	Consol Energy, Inc., strike price $78.08, expires 11/18/05	(2,271)
(250)	Diamond Offshore Drilling, Inc., strike price $65, expires 11/19/05	(4,375)
(150)	Diamond Offshore Drilling, Inc., strike price $65, expires 12/17/05	(10,500)
(425)	Dominion Resources, Inc., strike price $80, expires 01/21/06	(77,563)
(300)	EnCana Corp., strike price $55, expires 12/17/05	(33,000)
(23,000)	EnCana Corp., strike price $60, expires 11/18/05	(34)
(100)	ENSCO International, Inc., strike price $45, expires 11/19/05	(20,500)
(300)	ENSCO International, Inc., strike price $45, expires 12/17/05	(99,000)
(250)	ENSCO International, Inc., strike price $47, expires 11/11/05	(7,299)
(30,000)[5]	EOG Resources, Inc., strike price $80, expires 11/18/05	(10,155)
(25,000)[5]	Exxon Mobil Corp., strike price $68, expires 11/18/05	(62)
(65,000)	Fording Canadian Coal Trust, strike price $45.40, expires 11/18/05	(3,914)
(400)	GlobalSantaFe Corp., strike price $47.50, expires 11/19/05	(20,000)
(125)	Kerr-McGee Corp., strike price $105, expires 11/19/05	(625)
(80,000)[5]	Massey Energy Co., strike price $60, expires 11/18/05	(88)
(27,000)	McDermott International, Inc., strike price $27.50, expires 11/18/05	(232,997)
(250)	McDermott International, Inc., strike price $40, expires 12/17/05	(28,750)
(300)	Newfield Exploration Co., strike price $50, expires 12/17/05	(27,750)
(15,000)[5]	Newfield Exploration Co., strike price $52.57, expires 11/18/05	(390)
(20,000)	Noble Corp., strike price $80, expires 11/18/05	(840)
(25,000)	Noble Energy, Inc., strike price $50, expires 11/18/05	—
(250)	Patterson-UTI Energy, Inc., strike price $35, expires 11/19/05	(17,500)
(250)	Patterson-UTI Energy, Inc., strike price $35, expires 12/17/05	(36,250)
(910)	Peabody Energy Corp., strike price $75, expires 12/17/05	(682,500)
(250)	Peabody Energy Corp., strike price $80, expires 11/19/05	(72,500)
(25,000)	Peabody Energy Corp., strike price $95, expires 11/18/05	(4,650)
(25,000)	Petroleo Brasileiro SA, strike price $75, expires 11/18/05	(1,350)
(208,500)	PG&E Corp., strike price $36.50, expires 12/16/05	(235,188)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock Global Energy and Resources Trust (BGR) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(600)	PG&E Corp., strike price $40, expires 12/17/05	$(10,500)
(250)	Precision Drilling Trust, strike price $55, expires 11/19/05	(60,625)
(730)	Public Service Enterprise Group, Inc., strike price $65, expires 12/17/05	(85,775)
(120)	Questar Corp., strike price $80, expires 11/19/05	(24,600)
(200)	Questar Corp., strike price $90, expires 11/19/05	(2,500)
(50)	Rio Tinto PLC, strike price $160, expires 11/19/05	(6,250)
(87)[5]	Rio Tinto PLC, strike price 22 GBP, expires 11/18/05	(63,915)
(100,000)[5]	Savanna Energy Services Corp., strike price $25.52, expires 12/16/05	(48,324)
(125)	Schlumberger Ltd., strike price $90, expires 11/19/05	(37,188)
(100)	Schlumberger Ltd., strike price $95, expires 12/17/05	(22,500)
(50,000)	Statoil ASA, strike price $27.50, expires 11/18/05	(1)
(25,000)[5]	Stolt Offshore SA, strike price $12.50, expires 11/18/05	(667)
(10,000)[5]	Suncor Energy, Inc., strike price $70, expires 11/18/05	(682)
(100)	Total SA, strike price $140, expires 11/19/05	(1,500)
(334)	Transocean, Inc., strike price $60, expires 11/19/05	(40,080)
(350)	Transocean, Inc., strike price $65, expires 11/19/05	(10,500)
(16,000)	Weatherford International Ltd., strike price $75, expires 11/18/05	(649)
(50,000)	Williams Cos., Inc., strike price $25, expires 11/18/05	(10,250)

	Total Outstanding Call Options Written (premium received $(3,523,235))	(2,488,639)

	OUTSTANDING PUT OPTIONS WRITTEN—(0.2)%
(500)	Alpha Natural Resources, Inc., strike price $25, expires 11/19/05	(96,250)
(175)	Amerada Hess Corp., strike price $115, expires 11/19/05	(16,625)
(100)	Apache Corp., strike price $65, expires 11/19/05	(27,000)
(250)	Arch Coal, Inc., strike price $65, expires 11/19/05	(13,750)
(585)	Canadian Natural Resources Ltd., strike price $45, expires 11/19/05	(254,475)
(300)	ConocoPhillips, strike price $62.50, expires 11/19/05	(24,000)
(400)	Consol Energy, Inc., strike price $60, expires 11/19/05	(60,000)
(150)	Diamond Offshore Drilling, Inc., strike price $55, expires 11/19/05	(23,250)
(300)	GlobalSantaFe Corp., strike price $42.50, expires 11/19/05	(19,500)
(375)	Kerr-McGee Corp., strike price $85, expires 11/19/05	(82,500)
(150)	Massey Energy Co., strike price $50, expires 11/19/05	(150,000)
(500)	McDermott International, Inc., strike price $35, expires 11/19/05	(51,250)
(370)	Nabors Industries Ltd., strike price $65, expires 11/19/05	(27,750)
(500)	National Oilwell Varco, Inc., strike price $60, expires 11/19/05	(85,000)
(160)	Newfield Exploration Co., strike price $45, expires 11/19/05	(24,400)
(186)	Noble Corp., strike price $65, expires 11/19/05	(50,685)
(250)	Noble Energy, Inc., strike price $45, expires 11/19/05	(107,500)
(250)	Peabody Energy Corp., strike price $75, expires 11/19/05	(67,500)
(250)	Petroleo Brasileiro SA, strike price $65, expires 11/19/05	(85,000)
(125)	Schlumberger Ltd., strike price $80, expires 11/19/05	(3,750)
(200)	Suncor Energy, Inc., strike price $50, expires 11/19/05	(15,000)
(300)	Talisman Energy, Inc., strike price $45, expires 11/19/05	(83,250)
(350)	Transocean, Inc., strike price $55, expires 11/19/05	(40,250)
(150)	Weatherford International Ltd., strike price $65, expires 11/19/05	(48,750)
(300)	Williams Cos., Inc., strike price $22.50, expires 11/19/05	(34,500)

	Total Outstanding Put Options Written (premium received $(2,577,037))	(1,491,935)

	Total outstanding options written (premium received $(6,100,272))	(3,980,574)

	Total investments net of outstanding options written—99.7%	$834,169,848
	Other assets in excess of liabilities—0.3%	2,753,846

	Net Assets—100.0%	$836,923,694

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Illiquid security. As of October 31, 2005, the Trust held 0.2% of its net assets, with a current market value of $1,386,000 in these securities.
[4]

Cost  for Federal income tax purposes is $738,498,929. The net unrealized appreciation on a tax basis is $99,651,493, consisting of $108,202,373 gross unrealized appreciation and $8,550,880 gross unrealized depreciation.

[5]	Security is fair valued.
[6]	Rate shown is yield to maturity as of October 21, 2005.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipts
GBP	—	British Pound

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock Global Opportunities Equity Trust (BOE)

Shares	Description	Value

	LONG-TERM INVESTMENTS—95.1%
	Common Stocks—95.1%
	Australia—2.8%
611,500	Foster’s Group Ltd.	$2,657,724
96,600	QBE Insurance Group Ltd.	1,288,311
134,500	St. George Bank Ltd.	2,741,616
611,500	Ten Network Holdings Ltd.	1,564,179

	Total Australia	8,251,830

	Brazil—2.0%
301,000	Gerdau SA (ADR)	4,084,570
30,400	Petroleo Brasileiro SA (ADR)	1,942,560

	Total Brazil	6,027,130

	Canada—1.6%
30,600	Canadian Imperial Bank of Commerce	1,873,020
63,000	CI Fund Management, Inc.	1,148,319
46,200	Fording Canadian Coal Trust	1,564,332

	Total Canada	4,585,671

	China—0.9%
36,000	PetroChina Co. Ltd.	2,762,280

	Denmark—0.9%
88,000	Danske Bank A/S	2,758,523

	Finland—1.5%
107,900	Fortum Oyj	1,908,654
90,700	Wartsila Oyj ABP	2,515,303

	Total Finland	4,423,957

	France—1.3%
2,400	Areva SA	1,086,763
24,500	Societe Generale	2,796,746

	Total France	3,883,509

	Germany—4.0%
36,700	BASF AG	2,640,333
56,900	Bilfinger Berger AG	2,456,045
68,500	Hannover Rueckversicherung AG	2,470,928
140,600	IVG Immobilien AG	2,703,490
30,000	Man AG	1,390,480

	Total Germany	11,661,276

	Greece—1.6%
110,000	Cosmote Mobile Telecommunications SA	2,265,174
85,600	OPAP SA	2,476,410

	Total Greece	4,741,584

	Hong Kong—7.4%
562,500	ASM Pacific Technology	2,611,449
750,000	Citic Pacific Ltd.	1,945,755
470,500	CLP Holdings Ltd.	2,701,159
2,494,000	Giordana International Ltd.	1,435,281
1,143,000	Hang Lung Properties Ltd.	1,643,053
480,000	Hong Kong Electric Holding	2,270,044
480,000	Hong Kong Exchanges & Clearing Ltd.	1,609,475
483,000	Kerry Properties Ltd.	1,210,969
2,085,000	New World Development Ltd.	2,580,415
611,000	Orient Overseas International Ltd.	1,948,968
714,000	Yue Yuen Industrial Holdings	1,802,427

	Total Hong Kong	21,758,995

	Indonesia—0.4%
2,600,000	Indosat Tbk PT	1,254,215

	Ireland—1.3%
226,200	Irish Life & Permanent PLC	3,935,361

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock Global Opportunities Equity Trust (BOE) (continued)

Shares	Description	Value

	Common Stocks—(cont’d)
	Italy—1.2%
195,700	Acea SpA	$1,946,115
73,400	Enel SpA	590,860
34,200	ENI SpA	914,939

	Total Italy	3,451,914

	Japan—12.0%
66,100	Aisin Seiki Co. Ltd.	1,989,589
337,000	Bank of Yokohama Ltd.	2,743,963
298,000	Chiba Bank Ltd.	2,652,695
41,300	Daito Trust Construction Co. Ltd.	2,046,456
190,200	Hitachi Construction Machinery Co. Ltd.	3,629,965
190,000	Mitsui Trust Holdings, Inc.	2,289,102
440	Mizuho Financial Group, Inc.	2,937,461
800,000	Morinaga & Co. Ltd.	2,202,265
507,000	NSK Ltd.	2,957,904
1,040	Resona Holdings, Inc.	3,015,363
116,200	Showa Shell Sekiyu KK	1,448,143
220	Sumitomo Mitsui Financial Group, Inc.	2,031,885
109,500	TonenGeneral Sekiyu KK	1,222,936
59,800	Toyota Industries Corp.	2,009,125
21,300	Toyota Motor Corp. (ADR)	1,976,853

	Total Japan	35,153,705

	Mexico—1.1%
840,900	Grupo Mexico SA de CV	1,620,261
450,000	Kimberly-Clark de Mexico SA de CV	1,488,189

	Total Mexico	3,108,450

	Netherlands—4.5%
110,100	ABN Amro Holding NV	2,602,769
92,900	ING Groep NV	2,677,859
112,500	Koninklijke Wessanen NV	1,651,109
165,000	New Skies Satellites Holdings Ltd.	3,710,850
31,800	Rodamco Europe NV	2,530,570

	Total Netherlands	13,173,157

	New Zealand—0.7%
525,000	Telecom Corp. of New Zealand Ltd.	2,145,910

	Norway—3.1%
269,000	DNB NOR ASA	2,750,956
73,400	Orkla ASA	2,576,096
55,000	Statoil ASA	1,221,857
275,200	Storebrand ASA	2,530,276

	Total Norway	9,079,185

	Singapore—1.3%
733,000	Singapore Exchange Ltd.	1,170,079
311,000	United Overseas Bank Ltd.	2,536,320

	Total Singapore	3,706,399

	South Africa—2.1%
715,400	African Bank Investments Ltd.	2,136,809
929,400	Edgars Consolidated Stores Ltd.	4,132,546

	Total South Africa	6,269,355

	South Korea—6.3%
74,600	Daelim Industrial Co.	4,360,392
83,200	GS Engineering & Construction Corp.	3,579,312
256,800	Hanwha Chemical Corp.	2,715,631
61,100	Honam Petrochemical Corp.	2,960,431
33,000	Hyundai Heavy Industries	2,154,105
36,700	S-Oil Corp.	2,755,499

	Total South Korea	18,525,370

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock Global Opportunities Equity Trust (BOE) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		Sweden—2.0%
110,100		D. Carnegie AB	$1,340,943
128,400		Nordea Bank AB	1,257,390
67,300		Sandvik AB	3,238,193

		Total Sweden	5,836,526

		Taiwan—2.6%
2,765,700		China Steel Corp.	2,187,752
3,797,000		Far Eastern Textile Co. Ltd.	2,219,060
1,528,000		Formosa Plastics Corp.	2,309,588
1,677,087		Wan Hai Lines Ltd.	998,640

		Total Taiwan	7,715,040

		United Kingdom—21.6%
226,200		Arriva PLC	2,310,351
256,800		BAA PLC	2,790,400
462,650		BBA Group PLC	2,384,901
672,600		Bodycote International PLC	2,697,989
42,800	[1]	BP PLC (ADR)	2,841,920
1,797,700		Brit Insurance Holdings PLC	2,674,229
210,300		Dairy Crest Group PLC	1,677,827
308,200		De La Rue PLC	2,127,889
244,600		Diageo PLC	3,613,473
525,800		Friends Provident PLC	1,640,808
580,900		GKN PLC	2,862,690
269,000		Hanson PLC	2,727,068
128,400		IMI PLC	963,015
214,000		Kelda Group PLC	2,637,462
886,600		Legal & General Group PLC	1,684,242
532,000		Pilkington PLC	1,444,090
256,542		Provident Financial PLC	2,725,609
305,700		Rexam PLC	2,605,098
30,000		Rio Tinto PLC	1,143,175
4,000		Rio Tinto PLC (ADR)	610,480
42,800		Royal Dutch Shell PLC (ADR)	2,655,312
144,428		Scottish & Southern Energy PLC	2,506,414
140,600		Severn Trent PLC	2,382,406
171,200		Smiths Group PLC	2,766,358
218,513		United Utilities PLC	2,413,011
187,100		Viridian Group PLC	2,581,028
114,200		Whitbread PLC	1,901,115
107,197		Wolverhampton & Dudley Brew PLC	2,188,389

		Total United Kingdom	63,556,749

		United States—10.9%
178,389		Alaska Communications Systems Group, Inc.	1,960,495
20,800		Altria Group, Inc.	1,561,040
20,200		Arch Coal, Inc.	1,556,814
39,100		Atmos Energy Corp.	1,028,330
51,721	[1]	Caterpillar, Inc.	2,720,007
55,000	[1]	Consolidated Edison, Inc.	2,502,500
39,800		Freeport-McMoRan Copper & Gold, Inc.	1,966,916
65,000	[1]	Keycorp	2,095,600
61,100	[1]	PanAmSat Holding Corp.	1,458,457
67,300		Pepco Holdings, Inc.	1,446,277
73,400	[1]	RR Donnelley & Sons Co.	2,570,468
79,500		Southern Co.	2,781,705
37,900		Southern Copper Corp.	2,089,806
125,000		Strategic Hotel Capital, Inc.	2,123,750
203,005	[1]	Vector Group Ltd.	4,051,980

		Total United States	31,914,145

		Total Common Stocks (cost $280,670,779)	279,680,236

		SHORT-TERM INVESTMENTS—2.8%
		Money Market Fund—1.8%
5,338,236		Fidelity Institutional Money Market Prime Portfolio	5,338,236

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock Global Opportunities Equity Trust (BOE) (continued)

Principal Amount	Description	Value

	U.S. Government and Agency Zero Coupon Bond—1.0%
$3,000,000	FNMA Discount Notes, 3.72%, 11/01/05[4]	$3,000,000

	Total Short-Term Investments (cost $8,338,236)	8,338,236

	Total investments before outstanding options written (cost $289,009,0152)	288,018,472

Contracts

	OUTSTANDING OPTIONS WRITTEN—(1.1)%
	OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(125)	Altria Group, Inc., strike price $70, expires 12/17/05	(18,125)
(190)	Caterpillar, Inc., strike price $55, expires 11/19/05	(43,700)
(450)	Fording Canadian Coal Trust, strike price $30, expires 01/21/06	(78,750)
(300)	Southern Copper Corp., strike price $50, expires 11/19/05	(25,500)

	Total Outstanding Put Options Written (premium received $(203,297))	(166,075)

	OUTSTANDING CALL OPTIONS WRITTEN—(1.0)%
(55,050)[3]	ABN Amro Holding NV, strike price 20.27 EUR, expires 11/30/05	(7,401)
(33,000)	Aisin Seiki Co. Ltd., strike price 3,390.65 JPY, expires 11/29/05	(42,745)
(99,000)	Alaska Communications Systems Group, Inc., strike price $11.06, expires 11/29/05	(36,255)
(125)	Altria Group, Inc., strike price $75, expires 12/17/05	(42,500)
(202)	Arch Coal, Inc., strike price $75, expires 11/19/05	(101,000)
(900)[3]	Areva SA, strike price 387.09 EUR, expires 11/29/05	(10,636)
(101,700)[3]	Arriva PLC, strike price 5.7572 GBP, expires 11/29/05	(21,046)
(281,250)[3]	ASM Pacific Technology, strike price 37.687 HKD, expires 11/30/05	(19,262)
(128,400)[3]	BAA PLC, strike price 6.32 GBP, expires 11/30/05	(2,923)
(138,000)[3]	Bank of Yokohama Ltd., strike price 886.64 JPY, expires 11/29/05	(69,772)
(18,200)[3]	BASF AG, strike price 61.05 EUR, expires 11/29/05	(22,889)
(231,325)[3]	BBA Group PLC, strike price 3.0149 GBP, expires 11/30/05	(6,522)
(19,900)[3]	Bilfinger Berger AG, strike price 36.7083 EUR, expires 11/29/05	(17,328)
(269,000)[3]	Bodycote International PLC, strike price 2.3051 GBP, expires 11/29/05	(25,524)
(190)	BP PLC (ADR), strike price $65, expires 11/19/05	(38,950)
(150)[3]	Canadian Imperial Bank of Commerce, strike price 74 CAD, expires 11/19/05	(7,667)
(22,000)	Caterpillar, Inc., strike price $60, expires 11/18/05	(614)
(122,000)[3]	Chiba Bank Ltd., strike price 1,034.73 JPY, expires 11/29/05	(40,499)
(1,382,850)[3]	China Steel Corp., strike price $0.894, expires 11/30/05	(1,659)
(375,000)	CITIC Pacific Ltd., strike price 21.90 HKD, expires 11/30/05	(793)
(282,000)	CLP Holdings Ltd., strike price 45.41 HKD, expires 11/30/05	(7,919)
(450)	Consolidated Edison, Inc., strike price $50, expires 11/19/05	(2,250)
(55,000)[3]	Cosmote Mobile Telecommunications SA, strike price 17.14 EUR, expires 11/30/05	(29,982)
(38,500)[3]	D. Carnegie AB, strike price 97.8283 SEK, expires 11/29/05	(11,379)
(34,000	Daelim Industrial Co., strike price $66,706.08, expires 11/21/05	(7,737)
(84,100)[3]	Dairy Crest Group PLC, strike price 4.5796 GBP, expires 11/29/05	(14,173)
(13,700)	Daito Trust Construction Co. Ltd, strike price 5,393.26 JPY, expires 11/29/05	(50,422)
(44,000)[3]	Danske Bank A/S, strike price 193.36 DKK, expires 11/30/05	(29,123)
(107,800)[3]	De La Rue PLC, strike price 3.9991 GBP, expires 11/29/05	(15,267)
(171,300)[3]	Diageo PLC, strike price 8.452 GBP, expires 11/29/05	(40,604)
(121,000)[3]	DNB NOR ASA, strike price 66.9125 NOK, expires 11/29/05	(20,840)
(100)	Enel SpA, strike price 6.80 EUR, expires 11/18/05	(2,078)
(3,797,000)[3]	Far Eastern Textile Co. Ltd., strike price $0.593, expires 11/30/05	(78,978)
(450)	Fording Canadian Coal Trust, strike price $38.375, expires 01/21/06	(55,125)
(764,000)[3]	Formosa Plastics Corp., strike price $1.4782, expires 11/30/05	(47,826)
(43,100)	Fortum Oyj, strike price 14.89 EUR, expires 11/29/05	(18,987)
(140)	Freeport-McMoRan Copper & Gold, Inc., strike price $50, expires 11/19/05	(19,950)
(237,000)[3]	Friends Provident PLC, strike price 1.7726 GBP, expires 12/16/05	(16,279)
(250,000)[3]	Gerdau SA (ADR), strike price $13.20, expires 11/29/05	(138,790)
(750,000)[3]	Giordano International Ltd., strike price 4.93 HKD, expires 11/30/05	(4,913)
(320,000)[3]	GKN PLC, strike price 2.9511 GBP, expires 11/30/05	(93,056)
(30,800)[3]	Hannover Rueckversicherung AG, strike price 30.5213 EUR, expires 11/29/05	(24,304)
(161,400)	Hanson PLC, strike price 5.7889 GBP, expires 11/30/05	(33,053)
(82,000)	Hitachi Construction Machinery Co. Ltd., strike price 1,852.81 JPY, expires 11/07/05	(244,526)
(360,000)	Hong Kong Electric Holding, strike price 38.02 HKD, expires 11/30/05	(7,653)
(64,200)	IMI PLC, strike price 4.3544 GBP, expires 11/30/05	(4,785)
(46,450)[3]	ING Groep NV, strike price 25.07 EUR, expires 11/30/05	(5,411)
(158,000)[3]	Irish Life & Permanent PLC, strike price 15.18 EUR, expires 11/30/05	(16,816)
(128,000)[3]	Kelda Group PLC, strike price 6.9727 GBP, expires 11/30/05	(31,499)
(360)	Keycorp, strike price $32.50, expires 12/17/05	(24,300)
(290,000)	Kimberly-Clark de Mexico SA de CV, strike price 41 MXN, expires 12/09/05	—

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock Global Opportunities Equity Trust (BOE) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(62,000)[3]	Koninklijke Wessanen NV, strike price 14.30 EUR, expires 11/30/05	$(297)
(443,300)[3]	Legal & General Group PLC, strike price 1.15 GBP, expires 11/30/05	(153,302)
(12,000)[3]	MAN AG, strike price 39.0543 EUR, expires 11/29/05	(12,443)
(78,000)[3]	Mitsui Trust Holdings, Inc., strike price 1,509.09 JPY, expires 11/29/05	(18,669)
(170)[3]	Mizuho Financial Group, Inc., strike price 734,088 JPY, expires 11/29/05	(76,324)
(25,000)	Morinaga & Co. Ltd., strike price 315.54 JPY, expires 11/18/05	(1,910)
(96,000)	Morinaga & Co. Ltd., strike price 316.26 JPY, expires 11/18/05	(7,018)
(32,000)	Morinaga & Co. Ltd., strike price 316.27 JPY, expires 11/18/05	(2,338)
(34,000)	Morinaga & Co. Ltd., strike price 317.53 JPY, expires 11/18/05	(2,296)
(62,000)	Morinaga & Co. Ltd., strike price 322.83 JPY, expires 11/18/05	(2,933)
(62,000)	Morinaga & Co. Ltd., strike price 326.22 JPY, expires 11/18/05	(2,288)
(129,000)	Morinaga & Co. Ltd., strike price 338.14 JPY, expires 11/18/05	(1,740)
(55,000)	New Skies Satellites Holdings Ltd., strike price $21.35, expires 11/30/05	(73,755)
(89,800)[3]	Nordea Bank AB, strike price 61.105 DKK, expires 11/29/05	(10,377)
(253,500)	NSK Ltd., strike price 622.91 JPY, expires 11/30/05	(120,865)
(305,500)[3]	Orient Overseas International Ltd., strike price 29.5974 HKD, expires 11/30/05	(772)
(40,300)[3]	Orkla ASA, strike price 229.775 NOK, expires 11/29/05	(26,798)
(55,000)	Pepco Holdings, Inc., strike price $23.79, expires 11/30/05	(138)
(200)	PetroChina Co. Ltd., strike price $80, expires 11/19/05	(14,500)
(100)	Petroleo Brasileiro SA (ADR), strike price $65, expires 11/19/05	(16,000)
(532,000)[3]	Pilkington PLC, strike price 1.5539 GBP, expires 11/29/05	(36,541)
(128,000)	Provident Financial PLC, strike price 6.3843 GBP, expires 11/30/05	(3,335)
(48,300)	QBE Insurance Group Ltd., strike price 19.08 AUD, expires 11/30/05	(3,500)
(420)[3]	Resona Holdings, Inc., strike price 310,559.40 JPY, expires 11/29/05	(108,330)
(30)[3]	Rio Tinto PLC, strike price 22 GBP, expires 11/18/05	(22,040)
(31,800)[3]	Rodamco Europe NV, strike price 69.67 EUR, expires 11/30/05	(7,915)
(250)	Royal Dutch Shell PLC (ADR), strike price $62, expires 11/29/05	(32,750)
(35,000)	RR Donnelley & Sons Co., strike price $36, expires 11/29/05	(13,335)
(37,000)	Sandvik AB, strike price 385.16 SEK, expires 11/29/05	(34,892)
(72,200)	Scottish & Southern Energy PLC, strike price 10.43 GBP, expires 11/30/05	(7,638)
(70,300)	Severn Trent PLC, strike price 10.094 GBP, expires 11/30/05	(4,983)
(52,300)	Showa Shell Sekiyu KK, strike price 1,468.80 JPY, expires 11/29/05	(15,528)
(330,000)[3]	Singapore Exchange Ltd., strike price 2.4341 SGD, expires 11/21/05	(38,283)
(11,000)[3]	Societe Generale, strike price 95.1925 EUR, expires 11/29/05	(22,972)
(400)	Southern Co., strike price $35, expires 11/19/05	(16,000)
(30,000)	Southern Copper Corp., strike price $52.50, expires 11/30/05	(103,230)
(27,500)[3]	Statoil ASA, strike price 164.43 NOK, expires 11/30/05	(1,939)
(137,600)[3]	Storebrand ASA, strike price 59.8425 NOK, expires 11/29/05	(32,296)
(110)[3]	Sumitomo Mitsui Financial Group, Inc., strike price 1,072,275 JPY, expires 11/29/05	(37,052)
(525,000)[3]	Telecom Corp. of New Zealand Ltd., strike price 5.98 NZD, expires 11/30/05	(6,926)
(60,000)	TonenGeneral Sekiyu KK, strike price 1,319.88 JPY, expires 11/29/05	(11,608)
(27,000)	Toyota Industries Corp., strike price 3,786.63 JPY, expires 11/29/05	(41,482)
(140)	Toyota Motor Corp. (ADR), strike price $95, expires 11/19/05	(16,100)
(155,500)	United Overseas Bank Ltd., strike price 14.31 SGD, expires 11/30/05	(8,034)
(500)[3]	Vector Group Ltd., strike price $19, expires 11/19/05	(56,438)
(39,000)[3]	Vector Group Ltd., strike price $19.21, expires 12/16/05	(24,577)
(93,550)	Viridian Group PLC, strike price 8.0185 GBP, expires 11/30/05	(8,804)
(1,667,088)	Wan Hai Lines Ltd., strike price $0.733, expires 11/30/05	(2,834)
(24,102)	Whitbread PLC, strike price 9.69 GBP, expires 11/29/05	(5,333)
(61,000)	Whitbread PLC, strike price 9.874 GBP, expires 11/29/05	(8,326)
(64,300)	Wolverhampton & Dudley Brew PLC, strike price 11.6115 GBP, expires 11/29/05	(27,859)

	Total Outstanding Call Options Written (premium received $(2,763,454))	(2,919,653)

	Total outstanding options written (premium received $(2,966,751))	(3,085,728)

	Total investments net of outstanding options written—96.8%	$284,932,744
	Other assets in excess of liabilities—3.2%	9,262,284

	Net Assets—100.0%	$294,195,028

[1]	Security, or portion thereof, pledged as collateral for outstanding options written.
[2]

Cost for Federal income tax purposes is $290,912,584. The net unrealized depreciation on a tax basis is $2,894,112, consisting of $7,284,334 gross unrealized appreciation and $10,178,446 gross unrealized depreciation.

[3]	Security is fair valued.
[4]	Rate shown is yield to maturity as of October 21, 2005.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipts	EUR	—	Euro	JPY	—	Japanese Yen	SEK	—	Swedish Krona
CAD	—	Canadian Dollar	GBP	—	British Pound	MXN	—	Mexican Peso	SGD	—	Singapore Dollar
DKK	—	Danish Krone	HKD	—	Hong Kong Dollar	NOK	—	Norwegian Kroner

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
BlackRock Health Sciences Trust (BME)

Shares		Description	Value

		LONG-TERM INVESTMENTS—89.8%
		Common Stocks—89.8%
		Canada—1.5%
365,300	[1]	Cardiome Pharma Corp.	$2,980,848

		France—1.1%
52,400		Sanofi-Avent (ADR)	2,102,288

		Israel—1.0%
92,386	[1]	Taro Pharmaceuticals Industries	2,032,492

		Switzerland—6.9%
183,700	[2]	Roche Holding AG (ADR)	13,701,742

		United Kingdom—2.7%
86,100		AstraZeneca PLC (ADR)	3,865,890
42,700		Shire Pharmaceuticals PLC (ADR)	1,530,368

			5,396,258

		United States—76.6%
41,300		Abbott Laboratories	1,777,965
52,400	[1]	Amgen, Inc.	3,969,824
110,180	[1]	Amlyn Pharmaceuticals, Inc.	3,702,048
165,600	[1]	Arena Pharmaceuticals, Inc.	1,722,240
30,800	[1]	Aspect Medical Systems, Inc.	1,004,696
10,900		Bausch & Lomb, Inc.	808,671
124,300		Baxter International, Inc.	4,751,989
48,400		Becton Dickinson & Co.	2,456,300
160,398	[1]	BioMarin Pharmaceuticals, Inc.	1,347,343
56,700	[1]	Boston Scientific Corp.	1,424,304
165,700	[1]	Caremark Rx, Inc.	8,682,680
37,700		Cigna Corp.	4,368,299
109,700	[1]	Community Health Systems, Inc.	4,070,967
25,250	[1]	Coventry Health Care, Inc.	1,363,248
74,900	[1]	Cytyc Corp.	1,898,715
30,900	[1]	Davita, Inc.	1,519,662
27,100		Dentsply International, Inc.	1,494,294
37,200	[1]	DJ Orthopedics, Inc.	1,081,776
187,500	[1]	Emdeon Corp.	1,725,000
44,000	[1]	Express Scripts, Inc.	3,318,040
292,600	[1]	Gene Logic, Inc.	1,106,028
90,126	[1]	Genentech, Inc.	8,165,416
32,900	[1]	Gilead Sciences, Inc.	1,554,525
57,900		GlaxoSmithKline PLC (ADR)	3,010,221
51,300	[1]	Hospira, Inc.	2,044,305
30,567	[1]	InterMune, Inc.	415,711
46,400		iShares Dow Jones U.S. Healthcare Sector Index Fund	2,801,632
148,700	[1]	Keryx Biopharmaceuticals, Inc.	2,148,715
35,800	[1]	Kinetic Concepts, Inc.	1,285,220
23,100	[1]	LifePoint Hospitals, Inc.	903,210
63,700		Manor Care, Inc.	2,372,825
46,000	[1]	Martek Biosciences Corp.	1,420,020
93,500	[1,2]	Medco Health Solutions, Inc.	5,282,750
17,600		Medtronic, Inc.	997,216
24,100	[1]	Millipore Corp.	1,475,402
78,850	[1]	Momenta Pharmaceuticals, Inc.	1,697,640
6,005	[1]	MWI Veterinary Supply, Inc.	134,632
111,800		Novartis AG (ADR)	6,017,076
22,700		Omnicare, Inc.	1,228,070
137,600		Pfizer, Inc.	2,991,424
83,700	[1]	Renovis, Inc.	1,174,311
105,000	[1]	Respironics, Inc.	3,766,350
240,300		Schering Plough	4,887,702
16,600	[1]	St. Jude Medical, Inc.	797,962
244,000		UnitedHealth Group, Inc.	14,125,160
89,700	[1]	Varian Medical Systems	4,086,732
62,600	[1]	Vertex Pharmaceuticals, Inc.	1,424,150

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
BlackRock Health Sciences Trust (BME) (continued)

Shares	Description	Value

	Common Stocks—(cont’d)
	United States—(cont’d)
57,700 [1]	Viropharma, Inc.	$1,105,532
174,400 [1]	WellPoint, Inc.	13,024,192
66,000	Wyeth	2,940,960
76,000 [1]	Zimmer Holdings, Inc.	4,846,520

	Total United States	151,719,670

	Total Common Stocks (cost $159,562,958)	177,933,298

	SHORT-TERM INVESTMENTS—11.3%
	Money Market Fund—0.5%
1,005,067	Fidelity Institutional Money Market Prime Portfolio	1,005,067

Principal
Amount

	U.S. Government and Agency Zero Coupon Bond—10.8%
21,400,000	Federal Home Loan Bank, 3.72%, 11/01/05[4]	21,400,000

	Total Short-Term Investments (cost $22,405,067)	22,405,067

Contracts

	OUTSTANDING CALL OPTION PURCHASED—0.0%
85	Triad Hospitals, Inc., strike price $45, expires 11/19/05 (cost $9,605)	1,275

	Total investments before outstanding options written (cost $181,977,6303)	200,339,640

	OUTSTANDING OPTIONS WRITTEN—(0.8)%
	OUTSTANDING PUT OPTIONS WRITTEN—(0.3)%
(115)	Abbott Laboratories, strike price $42.5, expires 11/19/05	(6,900)
(495)	Amylin Pharmaceuticals, Inc., strike price $30, expires 11/19/05	(22,275)
(150)	Aspect Med. Systems, Inc., strike price $25, expires 11/19/05	(5,250)
(145)	AstraZeneca PLC, strike price $45, expires 11/19/05	(16,675)
(170)	Bausch & Lomb, Inc., strike price $70, expires 11/19/05	(15,300)
(100)	Becton Dickinson & Co., strike price $50, expires 11/19/05	(5,750)
(135)	Biogen Idec, Inc., strike price $35, expires 11/19/05	(675)
(69,000)	BioMarin Pharmaceuticals, Inc., strike price $7.25, expires 11/18/05	(8,824)
(62,500)	Cardiome Pharma Corp., strike price $8, expires 11/18/05	(16,063)
(135)	Community Health Systems, Inc., strike price $35, expires 11/19/05	(2,025)
(200)	Cytyc Corp., strike price $25, expires 11/19/05	(15,000)
(120)	Express Scripts, Inc., strike price $60, expires 11/19/05	(1,500)
(125)	Hospira, Inc., strike price $35, expires 11/19/05	(2,187)
(330)	InterMune, Inc., strike price $15, expires 11/19/05	(52,800)
(310)	Keryx Biopharmaceuticals, Inc., strike price $15, expires 11/19/05	(31,775)
(100)	Kinetic Concepts, Inc., strike price $50, expires 11/19/05	(140,500)
(110)	LifePoint Hospitals, Inc., strike price $40, expires 11/19/05	(17,600)
(190)	Momenta Pharmaceuticals, Inc., strike price $20, expires 11/19/05	(24,225)
(250)	Momenta Pharmaceuticals, Inc., strike price $25, expires 11/19/05	(105,000)
(360)	Renovis, Inc., strike price $12.5, expires 11/19/05	(9,900)
(210)	Taro Pharmaceuticals Industries, strike price $22.50, expires 11/19/05	(36,750)
(530)	Viropharma, Inc., strike price $15, expires 11/19/05	(9,275)
(475)	WebMD Corp., strike price $10, expires 11/19/05	(45,125)
(53)	WellPoint, Inc., strike price $75, expires 11/19/05	(8,745)

	Total Outstanding Put Options Written (premium received $(479,035))	(600,119)

	OUTSTANDING CALL OPTIONS WRITTEN—(0.5)%
(65)	Abbott Laboratories, strike price $45, expires 11/19/05	(1,495)
(150)	Amylin Pharmaceuticals, Inc., strike price $35, expires 11/19/05	(15,750)
(200)	Arena Pharmaceuticals, Inc., strike price $10, expires 11/19/05	(15,000)
(75)	Aspect Med. Systems, Inc., strike price $30, expires 11/19/05	(22,500)
(630)	Baxter International, Inc., strike price $40, expires 11/19/05	(12,600)
(400)	BioMarin Pharmaceuticals, Inc., strike price $10, expires 11/19/05	(6,000)
(280)	Boston Scientific Corp., strike price $25, expires 11/19/05	(18,900)
(550)	Caremark Rx, Inc., strike price $50, expires 11/19/05	(176,000)
(110)	Cigna Corp., strike price $120, expires 11/19/05	(20,350)
(30)	Coventry Health Care, Inc., strike price $60, expires 11/19/05	(900)
(55,000)	Cytyc Corp., strike price $27, expires 11/18/05	(3,554)
(40)	Dentsply International, Inc., strike price $55, expires 11/19/05	(4,800)
(55)	DJ Orthopedics, Inc., strike price $30, expires 11/19/05	(2,750)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
BlackRock Health Sciences Trust (BME) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(170)	Express Scripts, Inc., strike price $65, expires 11/19/05	$(180,200)
(52,500)	Gene Logic, Inc., strike price $4.6, expires 11/18/05	(210)
(100)	Genentech, Inc., strike price $90, expires 11/19/05	(26,500)
(260)	Genentech, Inc., strike price $90, expires 12/17/05	(111,800)
(329)	Gilead Sciences, Inc., strike price $45, expires 11/19/05	(83,895)
(150)	Hospira, Inc., strike price $40, expires 11/19/05	(21,000)
(50)	InterMune, Inc., strike price $17.5, expires 11/19/05	(875)
(464)	iShares Dow Jones US Healthcare Sector Index Fund, strike price $60, expires 11/19/05	(41,760)
(225)	Keryx Biopharmaceuticals, Inc., strike price $17.50, expires 11/19/05	(3,375)
(35)	LifePoint Hospitals, Inc., strike price $45, expires 11/19/05	(875)
(100)	Manor Care, Inc., strike price $40, expires 11/19/05	(1,250)
(48)	Martek Biosciences Corp., strike price $35, expires 11/19/05	(1,200)
(300)	Medco Health Solutions, Inc., strike price $57.5, expires 11/30/05	(45,259)
(500)	Momenta Pharmaceuticals, Inc., strike price $35, expires 12/17/05	(11,250)
(50)	Omnicare, Inc., strike price $55, expires 11/19/05	(5,000)
(500)	Pfizer, Inc., strike price $27.50, expires 12/17/05	(5,000)
(58)	Renovis, Inc., strike price $15, expires 11/19/05	(870)
(8,800)	Respironics, Inc., strike price $41.25, expires 11/18/05	(728)
(27,500)	Roche Holding AG, strike price $73.74, expires 11/18/05	(52,662)
(15,700)	Sanofi-Aventis, strike price $41.28, expires 11/18/05	(8,195)
(166)	St. Jude Medical, Inc., strike price $50, expires 11/19/05	(8,300)
(13,800)	Taro Pharmaceuticals Industries, strike price $27.19, expires 11/18/05	(3,340)
(8,500)	Triad Hospitals, Inc., strike price $45.64, expires 11/18/05	(967)
(260)	UnitedHealth Group, Inc., strike price $55, expires 11/19/05	(85,800)
(140)	Viropharma, Inc., strike price $20, expires 11/19/05	(14,700)
(140)	Viropharma, Inc., strike price $22.50, expires 11/19/05	(7,700)
(425)	WellPoint, Inc., strike price $80, expires 11/19/05	(10,625)
(100)	Zimmer Holdings, Inc., strike price $65, expires 11/19/05	(10,500)
(107)	Zimmer Holdings, Inc., strike price $70, expires 11/19/05	(1,337)

	Total Outstanding Call Options Written (premium received $(972,545))	(1,045,772)

	Total outstanding options written (premium received $(1,451,580))	(1,645,891)

	Total investments net of outstanding options written—100.3%	$198,693,749
	Liabilities in excess of other assets—(0.3)%	(688,963)

	Net Assets—100.0%	$198,004,786

[1]	Non-income producing security.
[2]	Security, or portion thereof, pledged as collateral for outstanding options written.
[3]

Cost for Federal income tax purposes is $183,718,118. The net unrealized appreciation on a tax basis is $16,621,522, consisting of $19,881,955 gross unrealized appreciation and $3,260,433 gross unrealized depreciation.

[4]	Rate shown is the yield to maturity as of October 31, 2005.

KEY TO ABBREVIATIONS ADR — American Depositary Receipts

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Shares	Description	Value

	LONG-TERM INVESTMENTS—98.8%
	Common Stocks—98.8%
	Australia—4.9%
281,000	CSR Ltd.	$614,847
64,700	National Australia Bank Ltd.	1,599,200
126,100	Santos Ltd.	1,033,765
46,100	TABCORP Holdings Ltd.	552,753
33,200	Wesfarmers Ltd.	887,882

	Total Australia	4,688,447

	Austria—0.5%
3,500	Boehler-Uddeholm AG	530,538

	Canada—6.2%
25,500	Bank of Montreal	1,249,761
7,700	Canadian Imperial Bank of Commerce	471,315
16,000	Enbridge, Inc.	488,457
18,400	Royal Bank of Canada	1,299,879
52,400	Toronto-Dominion Bank	2,474,401

	Total Canada	5,983,813

	Denmark—1.1%
32,400	Danske Bank A/S	1,015,638

	Finland—0.4%
10,700	Stockmann Oyj Abp	381,314

	France—4.2%
19,200	AXA	555,820
11,700	Bouygues	577,129
19,400	M6-Metropole Television	494,211
5,300	Societe Generale	605,010
4,300	Total SA	1,081,510
9,100	Vinci SA	711,126

	Total France	4,024,806

	Germany—1.5%
10,500	BASF AG	755,409
3,800	SAP AG	651,261

	Total Germany	1,406,670

	Hong Kong—1.3%
22,600	Hang Seng Bank Ltd.	293,397
204,500	Hong Kong Electric Holding	967,133

	Total Hong Kong	1,260,530

	Italy—1.4%
169,200	Enel SpA	1,362,038

	Japan—4.3%
19,200	Kesko Oyj	527,468
53,000	Mitsui & Co. Ltd.	650,803
12,000	Nitto Denko Corp.	726,599
53,000	Ricoh Co. Ltd.	842,264
42,000	Sharp Corp.	576,742
17,300	Toyota Motor Corp.	802,244

	Total Japan	4,126,120

	Netherlands—1.5%
20,800	ABN Amro Holding NV	491,713
104,100	Koninklijke (Royal) KPN NV	988,578

	Total Netherlands	1,480,291

	Singapore—1.0%
359,000	Singapore Press Holdings Ltd.	949,948

	Spain—0.7%
32,600	Indra Sistemas SA	667,573

	Sweden—2.4%
15,300	Hennes & Mauritz AB	496,462
42,500	Ratos AB	944,921

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		Sweden—(cont’d)
27,000		Scania AB	$909,232

		Total Sweden	2,350,615

		United Kingdom—12.5%
55,300		Alliance & Leicester PLC	816,853
141,100		Barclays PLC	1,398,532
122,800		BP PLC	1,360,558
33,500		Gallaher Group PLC	520,620
40,000		George Wimpey PLC	289,899
64,100		GlaxoSmithKline PLC	1,667,462
61,200		HSBC Holdings PLC	961,726
46,100		Jardine Lloyd Thompson Group PLC	389,306
193,500		Rentokil Initial PLC	526,062
49,600		Royal Dutch Shell PLC	1,528,576
69,183		Scottish & Southern Energy PLC	1,200,607
540,000		Vodafone Group PLC	1,417,984

		Total United Kingdom	12,078,185

		United States—54.9%
24,300		Abbott Laboratories	1,046,115
16,500		Agree Realty Corp. (REIT)	444,675
22,600		Alcoa, Inc.	548,954
55,700		Allied Capital Corp.	1,505,014
29,600		Altria Group, Inc.	2,221,480
17,900		Ameren Corp.	941,540
11,100		American International Group, Inc.	719,280
24,800		AMLI Residential Properties Trust (REIT)	938,680
49,600		Bank of America Corp.	2,169,504
50,400		BellSouth Corp.	1,311,408
12,800		Chevron Corp.	730,496
13,200	[1]	Cisco Systems, Inc.	230,340
11,200		Colonial Properties Trust (REIT)	489,552
5,900		Comerica, Inc.	340,902
17,300		ConAgra Foods, Inc.	402,571
14,100		Consolidated Edison, Inc.	641,550
26,200		Duke Energy Corp.	693,776
18,800		Eli Lilly & Co.	936,052
22,600		Emerson Electric Co.	1,571,830
14,400		Equity Residential (REIT)	565,200
35,800		Exxon Mobil Corp.	2,009,812
25,900		First Industrial Realty Trust, Inc. (REIT)	1,052,317
76,100		General Electric Co.	2,580,551
37,600		Health Care REIT, Inc. (REIT)	1,325,024
23,900		Healthcare Realty Trust, Inc. (REIT)	904,376
31,000		Hewlett-Packard Co.	869,240
21,400		Home Depot, Inc.	878,256
11,500		Intel Corp.	270,250
17,700		International Business Machines Corp.	1,449,276
25,500		Johnson & Johnson	1,596,810
17,300		Keycorp	557,752
33,800		Kimco Realty Corp. (REIT)	1,001,156
10,800		Liberty Property Trust (REIT)	450,252
27,600		Linear Technology Corp.	916,596
11,400		Maxim Integrated Products, Inc.	395,352
23,000		McDonald’s Corp.	726,800
25,000		Merck & Co., Inc.	705,500
25,500		Microchip Technology, Inc.	769,335
83,900		Microsoft Corp.	2,156,230
17,100		Morgan Stanley	930,411
47,400		Motorola, Inc.	1,050,384
34,400		Nationwide Health Properties, Inc. (REIT)	797,736
7,900		PepsiCo, Inc.	466,732
56,800		Pfizer, Inc.	1,234,832
9,300		Pitney Bowes, Inc.	391,344

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		United States—(cont’d)
10,700		Progress Energy, Inc.	$466,413
8,600		Public Service Enterprise Group, Inc.	540,854
17,300		Reckson Associates Realty Corp. (REIT)	607,230
60,200	[1]	SBC Communications, Inc.	1,435,770
32,900		Thornburg Mortgage, Inc. (REIT)	834,015
13,800		United Technologies Corp.	707,664
21,900		UST, Inc.	906,441
7,900		Vornado Realty Trust (REIT)	639,900
13,800		Wachovia Corp.	697,176
12,100		Wal-Mart Stores, Inc.	572,451
19,360		Washington Federal, Inc.	445,086
19,100		Wells Fargo & Co.	1,149,820

		Total United States	52,938,063

		Total Common Stocks (cost $86,708,928)	95,244,589

		MONEY MARKET FUND—2.1%
2,041,729		Fidelity Institutional Money Market Prime Portfolio (cost $2,041,729)	2,041,729

		Total investments—100.9% (cost $88,750,6572)	$97,286,318
		Liabilities in excess of other assets—(0.9)%	(884,546)

		Net Assets—100.0%	$96,401,772

[1]	Non-income producing security.
[2]

Cost for Federal income tax purposes is $88,764,336. The net unrealized appreciation on a tax basis is $8,521,982, consisting of $10,409,292 gross unrealized appreciation and $1,887,310 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock Strategic Dividend AchieversTM Trust (BDT)

Shares	Description	Value

	LONG-TERM INVESTMENTS—99.6%
	Common Stocks—99.6%
	Automotive—3.9%
207,000	Genuine Parts Co.	$9,184,590
75,000	Harsco Corp.	4,818,750
95,000	Superior Industries International	1,933,250

	Total Automotive	15,936,590

	Basic Materials—2.2%
256,700	RPM International, Inc.	4,779,754
155,300	Sonoco Products Co.	4,394,990

	Total Basic Materials	9,174,744

	Consumer Products—12.8%
152,000	Avery Dennison Corp.	8,610,800
162,600	La-Z-Boy, Inc.	1,925,184
93,500	Lancaster Colony Corp.	3,748,415
219,200	Meridian Bioscience, Inc.	4,590,048
260,000	Pier 1 Imports, Inc.	2,683,200
199,700	Sherwin-Williams Co. (The)	8,497,235
86,000	Stanley Works (The)	4,121,980
252,000	Supervalu, Inc.	7,920,360
65,900	Universal Corp.	2,467,296
143,000	VF Corp.	7,471,750

	Total Consumer Products	52,036,268

	Energy—16.5%
79,500	American States Water Co.	2,491,530
174,200	Atmos Energy Corp.	4,581,460
59,600	Black Hills Corp.	2,477,572
66,000	California Water Service Group	2,359,500
144,800	MDU Resources Group, Inc.	4,774,056
85,200	MGE Energy, Inc.	3,019,488
179,400	National Fuel Gas Co.	5,407,116
132,100	Nicor, Inc.	5,178,320
99,500	Otter Tail Corp.	2,970,075
116,500	Peoples Energy Corp.	4,333,800
166,500	Piedmont Natural Gas Co.	3,939,390
211,000	Pinnacle West Capital Corp.	8,811,360
151,200	UGI Corp.	3,568,320
182,200	Vectren Corp.	4,946,730
149,000	WGL Holdings, Inc.	4,630,920
72,800	WPS Resources Corp.	3,971,968

	Total Energy	67,461,605

	Financial Institutions—43.5%
73,900	Alfa Corp.	1,240,042
115,500	Arthur J. Gallagher & Co.	3,398,010
249,515	Associated Banc-Corp.	7,787,363
180,473	Bancorpsouth, Inc.	4,001,087
64,500	Bank of Hawaii Corp.	3,314,010
55,679	Chemical Financial Corp.	1,792,307
190,842	Cincinnati Financial Corp.	8,120,327
181,100	Compass Bancshares, Inc.	8,830,436
212,200	Fidelity National Financial, Inc.	7,949,012
37,135	Fidelity National Title Group, Inc.	807,686
84,400	First Charter Corp.	2,151,356
186,000	First Commonwealth Financial Corp.	2,449,620
61,000	First Financial Holdings, Inc.	1,769,610
80,500	First Merchants Corp.	2,023,770
174,400	FirstMerit Corp.	4,598,928
140,000	FNB Corp.	2,508,800
232,500	Fulton Financial Corp.	3,908,325
100,900	Harleysville Group, Inc.	2,451,870
141,000	Hudson United Bancorp	5,847,270
161,000	Jefferson-Pilot Corp.	8,835,680
188,600	Lincoln National Corp.	9,545,046
72,800	MBIA, Inc.	4,239,872
39,300	MBT Financial Corp.	736,875

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock Strategic Dividend AchieversTM Trust (BDT) (continued)

Shares	Description	Value

	Common Stocks—(cont’d)
	Financial Institutions—(cont’d)
154,800	Mercantile Bankshares Corp.	$8,724,528
73,600	Mercury General Corp.	4,449,120
204,045	Old National Bancorp	4,470,626
302,900	Old Republic International Corp.	7,848,139
38,805	Park National Corp.	4,199,477
278,750	People’s Bank	8,975,750
295,000	Popular, Inc.	5,976,700
148,940	Republic Bancorp, Inc.	2,033,031
59,800	S&T Bancorp, Inc.	2,225,158
142,800	Sky Financial Group, Inc.	4,009,824
92,000	Sterling Bancorp	1,792,160
875	Sterling Financial Corp.	18,410
78,900	Susquehanna Bancshares, Inc.	1,821,801
150,000	TCF Financial Corp.	4,065,000
98,400	United Bankshares, Inc.	3,591,600
166,791	Valley National Bancorp	4,043,014
161,810	Washington Federal, Inc.	3,720,012
14,900	Washington Trust Bancorp, Inc.	420,627
68,400	WesBanco, Inc.	2,099,880
112,200	Wilmington Trust Corp.	4,253,502

	Total Financial Institutions	177,045,661

	Health Care—0.9%
80,000	Hillenbrand Industries, Inc.	3,685,600

	Industrials—10.5%
46,300	Bandag, Inc.	1,967,750
146,500	Bemis Co.	3,870,530
206,400	Leggett & Platt, Inc.	4,136,256
162,000	LSI Industries, Inc.	2,914,380
109,800	McGrath Rentcorp	3,134,790
256,600	RR Donnelley & Sons Co.	8,986,132
312,000	ServiceMaster Co. (The)	3,924,960
142,600	Vulcan Materials Co.	9,269,000
67,400	WW Grainger, Inc.	4,514,452

	Total Industrials	42,718,250

	Real Estate—9.3%
79,000	Colonial Properties Trust (REIT)	3,453,090
168,900	Commercial Net Lease Realty (REIT)	3,273,282
80,500	EastGroup Properties, Inc. (REIT)	3,517,850
97,300	Health Care Property Investors, Inc. (REIT)	2,476,285
63,600	Healthcare Realty Trust, Inc. (REIT)	2,406,624
77,000	Kimco Realty Corp. (REIT)	2,280,740
132,000	Lexington Corporate Properties Trust (REIT)	2,874,960
86,500	Sun Communities, Inc. (REIT)	2,636,520
122,800	Tanger Factory Outlet Centers (REIT)	3,302,092
128,900	United Dominion Realty Trust, Inc. (REIT)	2,852,557
105,100	Universal Health Realty Income Trust (REIT)	3,421,005
81,400	Washington Real Estate Investment Trust (REIT)	2,429,790
81,150	Weingarten Realty Investors (REIT)	2,885,694

	Total Real Estate	37,810,489

	Total Common Stocks (cost $375,634,072)	405,869,207

	MONEY MARKET FUND—0.3%
1,118,661	Fidelity Institutional Money Market Prime Portfolio (cost $1,118,661)	1,118,661

	Total investments—99.9% (cost $376,752,7331)	$406,987,868
	Other assets in excess of liabilities—0.1%	377,773

	Net Assets—100.0%	$407,365,641

[1]

Cost for Federal income tax purposes is $376,113,412. The net unrealized appreciation on a tax basis is $30,874,456, consisting of $40,384,600 gross unrealized appreciation and $9,510,144 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock World Investment Trust (BWC)

Shares		Description	Value

		LONG-TERM INVESTMENTS—81.7%
		Common Stocks—80.9%
		Australia—2.3%
890,000		Foster’s Group Ltd.	$3,856,786
154,000		Lion Nathan Ltd.	907,832
360,000		QBE Insurance Group Ltd.	4,787,735
300,000		St. George Bank Ltd.	6,105,707

		Total Australia	15,658,060

		Belgium—1.0%
28,000		Solvay SA	3,256,438
32,000		Umicore	3,200,383

		Total Belgium	6,456,821

		Bermuda—1.7%
123,000		Accenture Ltd.	3,236,130
129,000		Ingersoll-Rand Co. Ltd.	4,874,910
74,000	[1]	Marvell Technology Group Ltd.	3,434,340

		Total Bermuda	11,545,380

		Brazil—2.5%
125,000		Cia Vale do Rio Doce (ADR)	5,166,250
255,000		Gerdau SA (ADR)	3,460,350
132,000	[1]	Petroleo Brasileiro SA (ADR)	8,434,800

		Total Brazil	17,061,400

		Canada—2.0%
122,000		Barrick Gold Corp.	3,066,678
105,000		Canadian Imperial Bank of Commerce	6,427,027
200,000		Placer Dome, Inc.	3,955,746

		Total Canada	13,449,451

		China—1.3%
110,000		PetroChina Co. Ltd. (ADR)	8,440,300

		Denmark—1.0%
205,000		Danske Bank A/S	6,424,192

		Finland—2.4%
556,000		Fortum Oyj	9,836,052
130,000		Metso Oyj	3,378,848
32,800		Rautaruukki Oyj	669,436
75,000		Wartsila Oyj ABP	2,079,590

		Total Finland	15,963,926

		France—1.7%
102,000		Bouygues	5,029,752
57,000		Societe Generale	6,502,875

		Total France	11,532,627

		Germany—3.4%
45,000		BASF AG	3,236,076
362,000		Deutsche Lufthansa AG	4,847,479
219,000		Deutsche Post AG	4,889,400
105,000		Man AG	4,863,277
78,000		RWE AG	4,958,031

		Total Germany	22,794,263

		Hong Kong—1.9%
12,500,000		CNOOC Ltd.	8,142,692
922,000		Hong Kong Exchanges & Clearing Ltd.	3,080,330
1,500,000		New World Development Ltd.	1,847,827

		Total Hong Kong	13,070,849

		Italy—2.2%
425,000		ENI SpA	11,382,202
46,000		Fondiaria-Sai SpA	970,799
160,000		Milano Assicurazioni SpA	1,000,359

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock World Investment Trust (BWC) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		Italy—(cont’d)
750,000		Unipol SpA	$1,562,163

		Total Italy	14,915,523

		Japan—16.3%
110,000		Aisin Seiki Co. Ltd.	3,288,519
810,000		Bank of Yokohama Ltd.	6,568,790
100,000		Daito Trust Construction Co. Ltd.	4,931,060
119,000		Denso Corp.	3,363,343
64,000		Fanuc Ltd.	5,003,221
68,000		Fast Retailing Co. Ltd.	4,755,122
260,000		Hitachi Construction Machinery Co. Ltd.	4,913,878
117,000		Honda Motor Co. Ltd.	6,372,407
290,000		Isetan Co. Ltd.	5,181,908
1,850,000		Kawasaki Heavy Industries Ltd.	4,799,622
675,000		Kubota Corp.	4,876,724
1,300,000		Mitsubishi Heavy Industries Ltd.	4,891,542
500		Mitsubishi UFJ Financial Group, Inc.	6,228,255
1,000		Mizuho Financial Group, Inc.	6,632,018
900,000		Nippon Steel Corp.	3,193,162
450,000		Obayashi Corp.	3,282,076
27,000		ORIX Corp.	5,026,330
56,200		OSG Corp.	962,215
480,000		Shimizu Corp.	3,228,727
710,000		Sumitomo Heavy Industries Ltd.	4,940,509
920,000		Sumitomo Metal Industries Ltd.	3,161,376
700		Sumitomo Mitsui Financial Group, Inc.	6,434,431
725,000		Taisei Corp.	3,195,095
68,000		Takefuji Corp.	4,737,597

		Total Japan	109,967,927

		Mexico—1.8%
650,000	[1]	Cemex SA de CV	3,379,759
1,700,000		Grupo Mexico SA de CV	3,275,591
1,450,000		Grupo Televisa SA	5,285,549

		Total Mexico	11,940,899

		Netherlands—3.9%
75,000		Akzo Nobel NV	3,233,022
94,000		European Aeronautic Defense and Space Co. NV	3,253,803
225,000		ING Groep NV	6,481,315
90,000		Koninklijke DSM NV	3,228,530
60,000		Rodamco Europe NV	4,771,829
70,000		Unilever NV	4,921,548

		Total Netherlands	25,890,047

		Norway—3.1%
65,000		Norsk Hydro ASA	6,509,549
100,000		Orkla ASA	3,507,450
366,000		Statoil ASA	8,192,202
155,000		Yara International ASA	2,557,323

		Total Norway	20,766,524

		Singapore—0.7%
2,650,000		CapitaLand Ltd.	4,970,069

		Spain—0.7%
90,000		Fomento de Construcciones y Contratas SA	4,933,884

		Sweden—5.3%
353,000		Atlas Copco AB	6,449,492
146,000		Hennes & Mauritz AB	4,739,159
137,000		Sandvik AB	6,588,813
260,000		Skanska AB	3,640,291
520,000		SKF AB	6,562,317
95,000		SSAB Svenskt Stal AB Ser. A	2,833,186

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock World Investment Trust (BWC) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		Sweden—(cont’d)
4,400		SSAB Svenskt Stal AB Ser. B	$124,315
118,000		Volvo AB	4,852,674

		Total Sweden	35,790,247

		Switzerland—0.7%
16,000		Nestle SA	4,758,733

		United Kingdom—9.5%
200,000		Arriva PLC	2,041,105
550,000		BAE Systems PLC	3,217,883
880,000		BP PLC	9,720,831
750,000		Cobham PLC	2,044,646
330,000		Diageo PLC	4,877,941
336,000		Hanson PLC	3,405,265
385,000		IMI PLC	2,886,358
405,000		Kelda Group PLC	4,989,998
2,000,000		Old Mutual PLC	4,664,625
1,010,000		Pilkington PLC	2,740,047
380,000		Rexam PLC	3,239,038
300,000		Royal Dutch Shell PLC	9,787,746
300,000		Severn Trent PLC	5,082,405
444,000		United Utilities PLC	4,900,671

		Total United Kingdom	63,598,559

		United States—15.5%
58,700		Alliance Capital Management Holding LP	3,106,991
87,000		Altria Group, Inc.	6,529,350
258,000		America Movil SA de CV (ADR)	6,772,500
206,000		Archer-Daniels-Midland Co.	5,020,220
42,000		Arch Coal, Inc.	3,236,940
78,000	[1]	Broadcom Corp.	3,311,880
108,000		Consolidated Edison, Inc.	4,914,000
71,000		Dow Chemical Co. (The)	3,256,060
130,000		Equitable Resources, Inc.	5,024,500
100,000		Freeport-McMoRan Copper & Gold, Inc.	4,942,000
76,000		Global Payments, Inc.	3,256,600
9,000	[1]	Google, Inc.	3,349,260
147,000		Intersil Corp.	3,345,720
102,000		Merrill Lynch & Co., Inc.	6,603,480
180,000		Mobile Telesystems OJSC (ADR)	6,658,200
39,000		Nike, Inc.	3,277,950
40,000		Phelps Dodge Corp.	4,818,800
160,000		PPL Corp.	5,014,400
115,000		Progress Energy, Inc.	5,012,850
78,000		Reynolds American, Inc.	6,630,000
115,000		Sempra Energy	5,094,500
130,000		Tiffany & Co.	5,122,000

		Total United States	104,298,201

		Total Common Stocks	544,227,882

Principal Amount

		Foreign Government Bond—0.8%
		Mexico—0.8%
55,000,000		Mexican Bonos, 9.00%, 12/22/11 (MXN)	5,125,011

		Total Long-Term Investments (cost $544,098,029)	549,352,893

		SHORT-TERM INVESTMENTS—99.4%
		U.S. Government and Agency Zero Coupon Bond—96.5%
649,600,000		Federal Home Loan Bank, 3.72%, 11/01/05[4]	649,600,000

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock World Investment Trust (BWC) (continued)

Shares	Description	Value

	Money Market Fund—2.9%
19,362,792	Fidelity Institutional Money Market Prime Portfolio	$19,362,792

	Total Short-Term Investments (cost $668,962,792)	668,962,792

	Total investments before outstanding options written—(cost $1,213,060,8212)	1,218,315,685
	OUTSTANDING CALL OPTION WRITTEN—(0.1%)
(606,500)[3]	Pilkington PLC, strike price 1.5539 GBP, expires 11/29/05 (premium received $(41,658))	(41,658)

	Total investments net of outstanding options written—181.0%	$1,218,274,027
	Liabilities in excess of other assets—(81.0)%	(545,293,286)

	Net Assets—100.0%	$672,980,741

[1]	Non-income producing security.
[2]

Cost for Federal income tax purposes is $1,213,060,821. The net unrealized appreciation on a tax basis is $5,254,864, consisting of $6,024,108 gross unrealized appreciation and $769,244 gross unrealized depreciation.

[3]	Security is fair valued.
[4]	Rate shown is the yield to maturity as of October 31, 2005.

KEY TO ABBREVIATIONS
ADR GBP MXN	— — —	American Depositary Receipts British Pound Mexican Peso

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2005

		Enhanced	Global	Global
	Dividend	Dividend	Energy and	Opportunities
	AchieversTM	AchieversTM	Resources	Equity
	Trust	Trust	Trust	Trust
	(BDV)	(BDJ)	(BGR)	(BOE)

Assets
Investments at value[1]	$772,756,395	$977,515,195	$838,150,422	$288,018,472
Cash	—	—	691,142	—
Investments in affiliates	60,360	—	17,183	1,907
Foreign currency at value	—	—	2,917,839	8,206,847
Receivable for investments sold	—	1,230,736	6,354,463	9,895,597
Receivable for capital shares sold	—	1,137,729	—	—
Unrealized gain on foreign currency exchange contracts	—	—	7,018	—
Dividend and interest receivable	2,486,783	2,697,781	2,549,828	381,879
Other assets	101,143	1,408	144,695	6,033

	775,404,681	982,582,849	850,832,590	306,510,735

Liabilities
Payable to custodian	—	2,182,776	—	2,910,335
Payable for investments purchased	—	11,772	8,845,615	5,923,300
Outstanding options written at value[2]	—	11,077,845	3,980,574	3,085,728
Unrealized loss on foreign currency exchange contracts	—	—	—	—
Offering costs payable	—	—	—	—
Investment advisory fee payable	421,679	812,153	852,783	250,019
Deferred Trustees’ fees	60,360	—	17,183	1,907
Licensing fee payable	64,874	81,215	—	—
Payable to affiliates	24,521	5,178	29,438	5,907
Other accrued expenses	142,363	166,567	183,303	138,511

	713,797	14,337,506	13,908,896	12,315,707

Net Assets	$774,690,884	$968,245,343	$836,923,694	$294,195,028

Composition of Net Assets:
Par value	$54,518	$69,089	$29,766	$12,376
Paid-in capital in excess of par	753,930,684	988,058,879	709,335,050	294,894,948
Undistributed/(Distributions in excess of) net investment income	431,656	13,063	(17,184)	(36,334)
Accumulated net realized gain (loss)	—	3,361,330	21,218,015	610,881
Net unrealized appreciation (depreciation)	20,274,026	(23,257,018)	106,358,047	(1,286,843)

Net assets, October 31, 2005	$774,690,884	$968,245,343	$836,923,694	$294,195,028

Net asset value[3]	$14.21	$14.01	$28.12	$23.77

[1]Investments at cost	$752,482,368	$1,001,386,653	$733,900,008	$289,009,015
[2]Premium received	—	11,692,285	6,100,272	2,966,751
[3]Shares outstanding	54,518,315	69,088,582	29,766,217	12,376,932

See Notes to Financial Statements.

	S&P	Strategic
Health	Quality Rankings	Dividend	World
Sciences	Global Equity	AchieversTM	Investment
Trust	Managed Trust	Trust	Trust
(BME)	(BQY)	(BDT)	(BWC)

$200,339,640	$97,286,318	$406,987,868	$1,218,315,685
—	—	185,592	—
2,662	4,855	30,475	—
—	26,928	—	—
4,066,019	1,019,843	—	41,658
—	—	—	—
—	—	—	—
43,581	133,835	612,929	159,911
10,262	11,509	51,083	—

204,462,164	98,483,288	407,867,947	1,218,517,254

—	—	—	—
4,561,795	1,847,054	—	542,901,682
1,645,891	—	—	41,658
—	2,979	—	1,015,312
—	—	—	1,209,509
167,399	61,129	254,526	91,420
2,662	4,855	30,475	—
—	49,403	33,937	—
6,037	5,182	27,971	192
73,594	110,914	155,397	276,740

6,457,378	2,081,516	502,306	545,536,513

$198,004,786	$96,401,772	$407,365,641	$672,980,741

$7,505	$6,033	$26,908	$46,675
178,795,001	86,129,717	376,494,750	667,351,822

(2,662)	772,246	608,848	146,346
1,037,243	949,770	—	—
18,167,699	8,544,006	30,235,135	5,435,898

$198,004,786	$96,401,772	$407,365,641	$672,980,741

$26.38	$15.98	$15.14	$14.42

$181,977,630	$88,750,657	$376,752,733	$1,213,060,821
1,451,580	—	—	41,658
7,504,817	6,033,028	26,908,028	46,674,695

STATEMENTS OF OPERATIONS
For the period[1] ended October 31, 2005

		Enhanced	Global	Global
	Dividend	Dividend	Energy and	Opportunities
	AchieversTM	AchieversTM	Resources	Equity
	Trust	Trust	Trust	Trust
	(BDV)	(BDJ)	(BGR)	(BOE)

Investment Income
Dividend income	$30,268,615	$4,704,190	$23,585,180	$4,868,726
Interest income	133,915	1,265,431	2,161,470	1,459,220
Foreign taxes withheld	—	—	(1,832,111)	(308,681)

Total investment income	30,402,530	5,969,621	23,914,539	6,019,265

Expenses
Investment advisory	5,227,524	1,640,269	7,771,961	1,241,176
Transfer agent	30,295	5,264	18,923	8,438
Custodian	110,776	22,640	123,195	83,064
Reports to shareholders	169,602	48,000	96,726	18,987
Trustees	88,285	23,549	75,606	13,079
Registration	62,891	7,767	28,597	13,290
Independent accountants	44,398	42,500	83,854	49,492
Legal	107,935	13,788	120,430	13,858
Insurance	58,107	15,535	43,717	8,377
Organization	—	15,000	15,000	15,000
License fee	804,235	164,027	—	—
Miscellaneous	83,912	18,630	57,768	16,464

Total expenses	6,787,960	2,016,969	8,435,777	1,481,225
Less: fees waived by Advisor	—	—	(1,295,327)	—

Net expense	6,787,960	2,016,969	7,140,450	1,481,225

Net investment income (loss)	23,614,570	3,952,652	16,774,089	4,538,040

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	15,243,788	(958,904)	22,469,959	(432)
Foreign currency	—	—	(721,223)	(1,708,293)
Options written	—	7,395,838	16,149,383	4,671,722

	15,243,788	6,436,934	37,898,119	2,962,997

Net change in unrealized appreciation/depreciation on:
Investments	(15,121,002)	(23,871,458)	104,250,414	(990,543)
Foreign currency	—	—	(12,065)	(177,323)
Options written	—	614,440	2,119,698	(118,977)

	(15,121,002)	(23,257,018)	106,358,047	(1,286,843)

Net gain (loss)	122,786	(16,820,084)	144,256,166	1,676,154

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,737,356	$(12,867,432)	$161,030,255	$6,214,194

[1]

Commencement of investment operations for Enhanced Dividend Achievers, Global Energy and Resources, Global Opportunities Equity, Health Sciences and World Investment were August 30, 2005, December 29, 2004, May 31, 2005, March 31, 2005 and October 28, 2005, respectively. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

See Notes to Financial Statements.

	S&P	Strategic
Health	Quality Rankings	Dividend	World
Sciences	Global Equity	AchieversTM	Investment
Trust	Managed Trust	Trust	Trust
(BME)	(BQY)	(BDT)	(BWC)

$601,445	$4,455,535	$16,243,541	$—
548,788	25,245	94,532	349,755
(33,813)	(144,537)	(20,224)	—

1,116,420	4,336,243	16,317,849	349,755

1,135,882	725,317	3,080,437	91,420
11,780	19,944	19,944	343
40,068	65,447	78,840	5,212
29,453	29,848	89,725	40,000
14,136	14,958	57,841	993
12,517	1,993	26,416	473
36,170	47,477	47,031	52,000
15,038	17,748	70,204	1,544
7,779	6,504	29,303	1,027
15,000	—	—	15,000
—	145,063	410,673	—
17,806	22,090	51,290	10,397

1,335,629	1,096,389	3,961,704	218,409
—	—	—	—

1,335,629	1,096,389	3,961,704	218,409

(219,209)	3,239,854	12,356,145	131,346

3,044,140	3,079,706	11,640,949	—
—	23,481	—	—
3,963,978	—	—	—

7,008,118	3,103,187	11,640,949	—

18,362,010	2,332,273	5,015,723	5,254,864
—	7,921	—	181,034
(194,311)	—	—	—

18,167,699	2,340,194	5,015,723	5,435,898

25,175,817	5,443,381	16,656,672	5,435,898

$24,956,608	$8,683,235	$29,012,817	$5,567,244

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended October 31, 2005 and 2004

			Enhanced	Global
			Dividend	Energy and
			AchieversTM	Resources
	Dividend AchieversTM Trust		Trust	Trust
	(BDV)		(BDJ)	(BGR)

	2005	2004[1]	2005[1]	2005[1]

Increase (Decrease) in Net Assets

Operations:
Net investment income	$23,614,570	$20,019,707	$3,952,652	$16,774,089
Net realized gain (loss)	15,243,788	1,055,764	6,436,934	37,898,119
Net change in unrealized appreciation/depreciation	(15,121,002)	35,395,028	(23,257,018)	106,358,047

Net increase (decrease) in net assets resulting from operations	23,737,356	56,470,499	(12,867,432)	161,030,255

Dividends and Distributions:
Net investment income	(23,075,649)	(20,827,751)	(3,943,349)	(16,085,666)
Net realized gain	(15,543,438)	(70,335)	(3,086,844)	(17,401,328)
Tax return of capital	(10,447,397)	(15,682,716)	—	—

Total dividends and distributions	(49,066,484)	(36,580,802)	(7,030,193)	(33,486,994)

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	686,795,053	901,085,239	633,917,815
Net proceeds from the underwriters’ over-allotment option exercised	—	85,950,000	85,920,000	75,462,618
Reinvestment of distributions	—	7,385,262	1,137,729	—

Net proceeds from capital share transactions	—	780,130,315	988,142,968	709,380,433

Total increase (decrease) in net assets	(25,329,128)	800,020,012	968,245,343	836,923,694

Net Assets:
Beginning of period	800,020,012	—	—	—

End of period	$774,690,884	$800,020,012	$968,245,343	$836,923,694

End of period undistributed (distributions in excess of) net investment income	$431,656	$192,385	$13,063	$(17,183)

[1]

Commencement of investment operations for Dividend Achievers, Enhanced Dividend Achievers, Global Energy and Resources, Global Opportunities Equity, Health Sciences, Strategic Dividend Achievers World Investments and S&P Quality Rankings Global Equity was December 23, 2003, August 30, 2005, December 29, 2004, May 31, 2005, March 31, 2005, March 30, 2004, October 28, 2005 and May 28, 2004, respectively. This information includes the initial investments by BlackRock Funding, Inc.

See Notes to Financial Statements.

Global
Opportunities	Health					World
Equity	Sciences	S&P Quality Rankings		Strategic Dividend		Investment
Trust	Trust	Global Equity Managed Trust		AchieversTM Trust		Trust
(BOE)	(BME)	(BQY)		(BDT)		(BWC)

2005[1]	2005[1]	2005	2004[1]	2005	2004[1]	2005[1]

$4,538,040	$(219,209)	$3,239,854	$1,222,954	$12,356,145	$4,860,844	$131,346
2,962,997	7,008,118	3,103,187	(309,641)	11,640,949	(67,095)	—
(1,286,843)	18,167,699	2,340,194	6,203,812	5,015,723	25,219,412	5,435,898

6,214,194	24,956,608	8,683,235	7,117,125	29,012,817	30,013,161	5,567,244

(2,881,081)	—	(2,262,385)	(1,024,567)	(11,808,745)	(4,556,086)	—
(4,060,409)	(5,769,328)	(2,262,386)	—	(11,832,166)	—	—
—	—	—	(106,626)	(576,314)	(7,552,527)	—

(6,941,490)	(5,769,328)	(4,524,771)	(1,131,193)	(24,217,225)	(12,108,613)	—

286,020,006	178,817,506	—	83,750,501	—	364,610,501	667,413,497

4,775,000	—	—	2,506,875	—	20,055,000	—
4,127,318	—	—	—	—	—	—

294,922,324	178,817,506	—	86,257,376	—	384,665,501	667,413,497

294,195,028	198,004,786	4,158,464	92,243,308	4,795,592	402,570,049	672,980,741

—	—	92,243,308	—	402,570,049	—	—

$294,195,028	$198,004,786	$96,401,772	$92,243,308	$407,365,641	$402,570,049	$672,980,741

$(36,334)	$(2,662)	$777,246	$100,921	$608,848	$274,195	$146,346

FINANCIAL HIGHLIGHTS
BlackRock Dividend AchieversTM Trust (BDV)

	For the Year Ended October 31, 2005	For the Period December 23, 2003[1] through October 31, 2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.67	$14.33 [2]

Investment operations:
Net investment income	0.43	0.37
Net realized and unrealized gain	0.01	0.66

Net increase from investment operations	0.44	1.03

Dividends and distributions:
Net investment income	(0.43)	(0.38)
Net realized gain	(0.28)	—
Tax return of capital	(0.19)	(0.29)

Total dividends and distributions	(0.90)	(0.67)

Capital charges with respect to issuance of shares	—	(0.02)

Net asset value, end of period	$14.21	$14.67

Market price, end of period	$12.77	$14.98

TOTAL INVESTMENT RETURN[3]	(9.25)%	4.62%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.84%	0.83%[4]
Net investment income	2.93%	3.00%[4]

SUPPLEMENTAL DATA:
Average net assets (000)	$805,289	$777,731
Portfolio turnover	27%	6%
Net assets, end of period (000)	$774,691	$800,020

[1]	Commencement of investment operations was December 23, 2003. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the audited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

For the Period August 31, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.33 [2]

Investment operations:
Net investment income	0.06
Net realized and unrealized loss	(0.26)

Net decrease from investment operations	(0.20)

Dividends and distributions:
Net investment income	(0.06)
Net realized gain	(0.04)

Total dividends and distributions	(0.10)

Capital charges with respect to issuance of shares	(0.02)

Net asset value, end of period	$14.01

Market price, end of period	$13.79

TOTAL INVESTMENT RETURN[3]	(7.40)%

RATIOS TO AVERAGE NET ASSETS:[4]
Total expenses	1.25%
Net investment income	2.44%

SUPPLEMENTAL DATA:
Average net assets (000)	$953,303
Portfolio turnover	5%
Net assets, end of period (000)	$968,245

[1]	Commencement of investment was August 31, 2005. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the curent market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Global Energy and Resources Trust (BGR)

For the Period December 29, 2004[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$23.88 [2]

Investment operations:
Net investment income	0.56
Net realized and unrealized gain	4.85

Net increase from investment operations	5.41

Dividend and distributions:
Net investment income	(0.54)
Net realized gain	(0.59)

Total dividends and distributions	(1.13)

Capital charges with respect to issuance of shares	(0.04)

Net asset value, end of period	$28.12

Market price, end of period	$25.16

TOTAL INVESTMENT RETURN[3]	5.10%

RATIOS TO AVERAGE NET ASSETS:[4]
Expenses after fees waived	1.10%
Expenses before fees waived	1.30%
Net investment income after fees waived	2.59%

SUPPLEMENTAL DATA:
Average net assets (000)	$770,023
Portfolio turnover	64%
Net assets, end of period (000)	$836,924

[1]	Commencement of investment operations was December 29, 2004. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the audited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Global Opportunities Equity Trust (BOE)

For the Period May 31, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$23.88 [2]

Investment operations:
Net investment income	0.37
Net realized and unrealized gain	0.13

Net increase from investment operations	0.50

Dividend and distributions:
Net investment income	(0.23)
Net realized gain	(0.33)

Total dividends and distributions	(0.56)

Capital charges with respect to issuance of shares	(0.05)

Net asset value, end of period	$23.77

Market price, end of period	$23.88

TOTAL INVESTMENT RETURN[3]	(2.21)%

RATIOS TO AVERAGE NET ASSETS:[4]
Total expenses	1.19%
Net investment income	3.66%

SUPPLEMENTAL DATA:
Average net assets (000)	$294,175
Portfolio turnover	55%
Net assets, end of period (000)	$294,195

[1]	Commencement of investment operations was May 31, 2005. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the audited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Health Sciences Trust (BME)

For the Period March 31, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$23.88 [2]

Investment operations:
Net investment loss	(0.03)
Net realized and unrealized gain	3.30

Net increase from investment operations	3.27

Distributions from net realized gain	(0.77)

Net asset value, end of period	$26.38

Market price, end of period	$25.19

TOTAL INVESTMENT RETURN[3]	3.81%

RATIOS TO AVERAGE NET ASSETS:[4]
Total expenses	1.18%
Net investment loss	(0.19)%

SUPPLEMENTAL DATA:
Average net assets (000)	$192,836
Portfolio turnover	104%
Net assets, end of period (000)	$198,005

[1]	Commencement of investment operations was March 31, 2005. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the audited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
S&P Quality Rankings Global Equity Managed Trust (BQY)

	For the Year Ended October 31, 2005	For the Period May 28, 2004[1] through October 31, 2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.29	$14.33 [2]

Investment operations:
Net investment income	0.56	0.21
Net realized and unrealized gain	0.88	0.96

Net increase from investment operations	1.44	1.17

Dividends and distributions:
Net investment income	(0.37)	(0.17)
Net realized gain	(0.38)	—
Tax return of capital	—	(0.02)

Total distributions	(0.75)	(0.19)

Capital charges with respect to issuance of shares	—	(0.02)

Net asset value, end of period	$15.98	$15.29

Market price, end of period	$14.54	$13.80

TOTAL INVESTMENT RETURN[3]	10.97%	(6.80)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.14%	1.23%[4]
Net investment income	3.35%	3.27%[4]

SUPPLEMENTAL DATA:
Average net assets (000)	$96,697	$87,094
Portfolio turnover	38%	4%
Net assets, end of period (000)	$96,402	$92,243

[1]	Commencement of investment operations was May 28, 2004. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the audited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Strategic Dividend AchieversTM Trust (BDT)

	For the Year Ended October 31, 2005	For the Period March 30, 2004[1] through October 31, 2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.96	$14.33 [2]

Investment operations:
Net investment income	0.46	0.18
Net realized and unrealized gain	0.62	0.92

Net increase from investment operations	1.08	1.10

Dividends and distributions:
Net investment income	(0.46)	(0.17)
Net realized gain	(0.42)	—
Tax return of capital	(0.02)	(0.28)

Total distributions	(0.90)	(0.45)

Capital charges with respect to issuance of shares	—	(0.02)

Net asset value, end of period	$15.14	$14.96

Market price, end of period	$13.20	$14.54

TOTAL INVESTMENT RETURN[3]	(3.46)%	0.01%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.96%	0.99%[4]
Net investment income	3.01%	2.18%[4]

SUPPLEMENTAL DATA:
Average net assets (000)	$410,719	$377,074
Portfolio turnover	24%	1%
Net assets, end of period (000)	$407,366	$402,570

[1]	Commencement of investment operations was March 30, 2004. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the audited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock World Investment Trust (BWC)

For the Period October 28, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.33 [2]

Investment operations:
Net realized and unrealized gain	0.11

Net increase from investment operations	0.11

Captial charges with respect to issuance of shares	(0.02)

Net asset value, end of period	$14.42

Market price, end of period	$15.08

TOTAL INVESTMENT RETURN[3]	0.53%

RATIOS TO AVERAGE NET ASSETS:[4]
Total expenses	1.23%
Net investment income	2.59%

SUPPLEMENTAL DATA:
Average net assets (000)	$667,368
Portfolio turnover	—%
Net assets, end of period (000)	$672,981

[1]	Commencement of investment operations was October 28, 2005. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]

The Trust incurred certain expenses that were for a full year, which were not annualized. If these expenses were annualized the total expenses and net investment income ratios would have been 2.39% and 1.44%, respectively.

The information in the above Financial Highlights represents the audited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

BlackRock Dividend AchieversTM Trust (“Dividend Achievers”), BlackRock Enhanced Dividend AchieversTM Trust (“Enhanced Dividend Achievers”), BlackRock Global Energy and Resources Trust (“Global Energy and Resources”), BlackRock Global Opportunities Equity Trust (“Global Opportunities”), BlackRock Health Sciences Trust (“Health Sciences”), BlackRock S&P Quality Rankings Global Equity Managed Trust (“S&P Quality Rankings”), BlackRock Strategic Dividend AchieversTM Trust (“Strategic Dividend Achievers”) and BlackRock World Investment Trust (“World Investment”) (collectively, the “Trusts”) are organized as Delaware statutory trusts. All Trusts, except Global Energy and Resources and Health Sciences, are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Global Energy and Resources and Health Sciences are registered as non-diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Enhanced Dividend Achievers Trust was organized on July 1, 2005 and had no transactions until August 10, 2005, when the Trust sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for Enhanced Dividend Achievers commenced on August 31, 2005. Global Energy and Resources was organized on October 20, 2004 and had no transactions until December 6, 2004, when the Trust sold 4,817 common shares for $115,006 to BlackRock Funding, Inc. Investment operations for Global Energy and Resources commenced on December 29, 2004. Global Opportunities was organized on March 9, 2005 and had no transactions until May 11, 2005, when the Trust sold 4,817 common shares for $115,006 to BlackRock Funding, Inc. Investment operations for Global Opportunities commenced on May 31, 2005. Health Sciences was organized on January 19, 2005 and had no transactions until March 10, 2005, when the Trust sold 4,827 common shares for $115,006 to BlackRock Funding, Inc. Investment operations for Health Sciences commenced on March 31, 2005. World Investment was organized on August 19, 2005 and had no transactions until October 11, 2005 when the Trust sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for World Investment commenced on October 28, 2005. The Trusts incurred organization costs which were deferred from the organization dates until the commencement of operations.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter (“OTC”) options quotations are provided by dealers selected under the supervision of the Board. Considerations utilized by dealers in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option. Investments in open-end investment companies are valued at net asset value. Short-term debt investments having a remaining maturity of 60 days or less when purchased and debt investments originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less may be valued at amortized cost. Any investments or other assets for which current market quotations are not readily available are valued at their fair value (“Fair Value Assets”) as determined in good faith under procedures established by and under the general supervision and responsibility of the Trusts’ Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that advisor and sub-advisor deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments and the related gain or loss is determined by the use of the specific identification method, generally high cost, for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trusts are informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any applicable withholding tax.

Forward Currency Contracts: Certain Trusts may enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

          Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band to the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)

market value of investment securities, other assets and liabilities—at the London 4:00 PM rates of exchange. Effective November 7, 2005, the 4:00 PM Eastern Standard Time rates of exchange will be used.

(ii)	purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

          The Trusts do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. The Trusts report forward foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

          Net realized and unrealized foreign exchange gains and losses includes realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Option Writing/Purchasing: When the Trusts write or purchase an option, an amount equal to the premium received or paid by the Trusts are recorded as liabilities or assets and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trusts on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether the Trusts have realized a gain or a loss on investment transactions. The Trusts, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

          A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right (but not the obligation) to sell and obligates the writer to buy (when the option is exercised) the underlying position at the exercise price at any time or at a specified time during the option period.

          The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trusts may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trusts may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trusts risk not being able to enter into a closing transaction for the written option as the result of an illiquid market.

          Certain Trusts may invest in over-the-counter (“OTC”) options. OTC options differ from exchange-listed options in that they are two-party contracts, with exercise price, premium and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-listed options. The counterparties to these transactions typically will be major international banks, broker-dealers and financial institutions. The Trusts may be required to restrict the sale of securities being used to cover certain written OTC options. The OTC options written by the Trust will not be issued, guaranteed or cleared by the Options Clearing Corporation. In addition, the Trusts’ ability to terminate the OTC options may be more limited than with exchange-traded options. Banks, broker-dealers or other financial institutions participating in such transaction may fail to settle a transaction in accordance with the terms of the option as written. In the event of default or insolvency of the coun-terparty, the Trusts may be unable to liquidate an OTC option position.

Federal Income Taxes: It is the Trusts’ intention to elect to be treated as regulated investment companies under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provisions are required.

Dividends and Distributions: All Trusts except Enhanced Dividend Achievers declare and pay dividends and distributions to shareholders quarterly from net investment income, net realized short-term capital gains and other sources, if necessary. Enhanced Dividend Achievers declares and pays dividends and distributions to shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax-free return of capital. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trusts. The Trusts may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”), accumulated net realized gain (“Accumulated Gain”) and paid-in capital (“PIC”) more closely to its tax character, the following accounts for the Trusts were increased (decreased):

Trust	UNII	Accumulated Gain	PIC

Dividend Achievers	$(299,650)	$299,650	$—
Enhanced Dividend Achievers	3,760	11,240	(15,000)
Global Energy and Resources	(705,607)	721,224	(15,617)
Global Opportunities	(1,693,293)	1,708,293	(15,000)
Health Sciences	216,547	(201,547)	(15,000)
S&P Quality Rankings	(324,900)	324,900	—
Strategic Dividend Achievers	(212,747)	212,749	(2)
World Investment	15,000	—	(15,000)

Note 2. Agreements

The Trusts have an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to certain of the Trusts. State Street Research and Management Company, a wholly owned subsidiary of BlackRock, serves as sub-advisor to Global Energy and Resources. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement covers both investment advisory and administration services.

          The Trusts’ investment advisory fees paid to the Advisor are computed weekly, accrued daily and payable monthly, based on an annual rate, 0.65% for Dividend Achievers, 1.00% for Enhanced Dividend Achievers, 1.20% for Global Energy and Resources, 1.00% for Global Opportunites, 1.00% for Health Sciences, 0.75% for S&P Quality Rankings, 0.75% for Strategic Dividend Achievers, and 1.00% for World Investment, of the Trust’s average weekly managed assets. Because the Trusts have no present intention of borrowing for investment purposes, the Trusts’ “managed assets” will generally be equal to the Trusts’ net assets. The Adviser has voluntarily agreed to waive a portion of the investment advisory fees or some other expenses on Global Energy and Resources as a percentage of its average weekly managed assets as follows: 0.20% for the first five years of the Trust’s operations, 0.15% in year six, 0.10% in year seven and 0.05% in year eight.

          Pursuant to the Investment Management Agreements, the Advisor provides continuous supervision of the investment portfolios and pays the compensation of officers of the Trusts who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of the Trusts. The Trusts bear all other costs and expenses, which include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support and compliance support to the Trusts. For the period ended October 31, 2005, the Trusts reimbursed the Advisor the following amounts which are included in miscellaneous expenses in the Statement of Operations:

Trust	Amount	Trust	Amount

Dividend Achievers	$29,919	Health Sciences	$6,037
Enhanced Dividend Achievers	5,178	S&P Quality Rankings	5,486
Global Energy and Resources	29,438	Strategic Dividend Achievers	24,933
Global Opportunities	5,907	World Investment	192

Dividend Achievers Universe: Dividend Achievers, Enhanced Dividend Achievers and Strategic Dividend Achievers have been granted a revocable license by Mergent®, Inc. (“Mergent®”) to use the Dividend AchieverTM universe of common stocks. If Mergent® revokes each such Trust’s license to use the Dividend AchieversTM universe, the Board of that Trust may need to adopt a new investment strategy and/or new investment policies. There is no assurance that a Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Mergent®” and “Dividend AchieversTM” are trademarks of Mergent® and have been licensed for use by Dividend Achievers, Enhanced Dividend Achievers and Strategic Dividend Achievers. The products are not sponsored, endorsed, sold or promoted by Mergent® and Mergent® makes no representation regarding the advisability of investing in any of these three Trusts. The Trusts are required to pay a licensing fee, which is shown on the Statement of Operations.

S&P Quality Rankings: S&P Quality Rankings has been granted a license by Standard & Poor’s®, (“S&P®”) to use the S&P Quality Rankings and the S&P International Quality Rankings. If S&P® terminates the license to use either the S&P Quality Rankings or the S&P International Quality Rankings, the Board may need to adopt a new investment strategy and/or new investment polices. There is no assurance that the Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s Earnings and Dividend Rankings”, “S&P Earnings and Dividend Rankings”, “Standard & Poor’s Quality Rankings”, “Standard & Poor’s International Quality Rankings”, “S&P International Quality Rankings” and “S&P Quality Rankings” are trademarks of Standard & Poor’s® and have been licensed for use by the Trust. The Trust is not sponsored, managed, advised, sold or promoted by Standard & Poor’s®. The Trusts are required to pay a licensing fee, which is shown on the Statement of Operations.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the periods ended October 31, 2005, were as follows:

Trust	Purchases	Sales

Dividend Achievers	$216,620,970	$238,544,154
Enhanced Dividend Achievers	1,015,664,604	28,543,640
Global Energy and Resources	1,094,286,668	421,339,040
Global Opportunities	380,310,209	99,676,738
Health Sciences	312,514,588	155,968,406
S&P Quality Rankings	36,275,496	37,430,660
Strategic Dividend Achievers	96,273,683	108,413,934
World Investment	544,098,031	—

          For Federal income tax purposes, the Trusts had no capital loss carryforwards as of October 31, 2005.

          As of October 31, 2005, the following capital loss carryforwards were used to offset net taxable gains for the following Trusts:

S&P Quality Rankings	$215,931
Strategic Dividend Achievers	21,532

Transactions in options written during the periods ended October 31, 2005, were as follows:

	Calls		Puts

Trust	Contracts	Premiums	Contracts	Premiums

Enhanced Dividend Achievers
Options outstanding at beginning of period	—	$—	—	$—
Options written	13,984,588	16,359,299	4,893,576	2,852,861
Options expired	(3,571,407)	(3,322,551)	(4,821,076)	(2,814,966)
Options closed	(1,324,747)	(1,344,463)	(72,500)	(37,895)

Options outstanding at end of period	9,088,434	$11,692,285	—	$—

Global Energy and Resources
Options outstanding at beginning of period	—	$—	—	$—
Options written	8,334,162	17,729,152	248,938	9,448,476
Options expired	(784,929)	(11,022,131)	(209,961)	(4,077,758)
Options exercised	(1)	(227)	(14)	(2,828)
Options closed	(6,348,931)	(3,183,559)	(31,787)	(2,790,853)

Options outstanding at end of period	1,200,301	$3,523,235	7,176	$2,577,037

Global Opportunities
Options outstanding at beginning of period	—	$—	—	$—
Options written	39,040,842	6,269,162	24,810,276	2,786,842
Options expired	(19,075,272)	(2,907,128)	(16,233,491)	(2,215,373)
Options exercised	(392,089)	(18,347)	—	—
Options closed	(1,017,129)	(580,233)	(8,575,720)	(368,172)

Options outstanding at end of period	18,556,352	$2,763,454	1,065	$203,297

Health Sciences
Options outstanding at beginning of period	—	$—	—	$—
Options written	709,793	3,609,126	358,129	2,502,354
Options expired	(259,591)	(1,710,166)	(216,286)	(1,644,495)
Options exercised	(11)	(1,023)	(215)	(23,004)
Options closed	(261,129)	(925,392)	(5,320)	(355,820)

Options outstanding at end of period	189,062	$972,545	136,308	$479,035

World Investment
Options outstanding at beginning of period	—	$—	—	$—
Options written	606,500	41,658	—	—
Options expired	—	—	—	—
Options closed	—	—	—	—

Options outstanding at end of period	606,500	$41,658	—	$—

As of April 30, 2005, portfolio securities subject to covered call options written by Enhanced Dividend Achievers, Global Energy and Resources, Global Opportunities, Health Sciences and World Investment were valued at $391,316,641, $103,757,714, $116,886,545, $36,368,387 and $1,645,385, respectively.

Details of open forward foreign currency exchange contracts at October 31, 2005, were as follows:

			Contract to	Value at	Value at	Unrealized
	Foreign	Settlement	Purchase/	Settlement	October 31,	Appreciation/
Trust	Currency	Date	Receive	Date	2005	Depreciation

Sold:
Global Resources	Canadian Dollar	11/01/05	3,820,619	$3,246,125	$3,239,107	7,018

World Investment	Mexican Peso	01/27/06	57,780,400	5,260,568	5,352,515	$(91,947)

Bought:
S&P Quality Rankings	Australian Dollar	11/02/05	85,697	64,359	64,029	$(330)
	Canadian Dollar	11/01/05	1,442,025	1,225,170	1,222,521	(2,649)

						$(2,979)

World Investment	Australian Dollar	11/03/05	9,671,835	7,264,516	7,226,308	(38,208)
	Canadian Dollar	11/02/05	7,660,156	6,518,727	6,494,135	(24,592)
	Swiss Franc	11/02/05	3,043,582	2,379,100	2,357,356	(21,744)
	Danish Krone	11/02/05	19,865,201	3,197,618	3,188,354	(9,264)
	Euro	11/02/05	40,995,863	49,467,992	49,102,722	(365,270)
	Pound Sterling	11/02/05	17,514,976	31,164,397	31,005,994	(158,403)
	Hong Kong Dollar	11/02/05	46,368,569	5,981,806	5,981,227	(579)
	Japanese Yen	11/02/05	5,551,855,593	47,943,484	47,694,306	(249,178)
	Mexcian Peso	11/01/05	57,160,000	5,266,601	5,295,044	28,443
		11/02/05	58,947,951	5,470,300	5,460,672	(9,628)
	Norwegian Krone	11/02/05	57,289,937	8,834,904	8,813,226	(21,678)
	Swedish Krona	11/02/05	126,555,863	15,938,022	15,891,691	(46,331)
	Singapore Dollar	11/04/05	4,678,491	2,766,210	2,759,277	(6,933)

						(923,365)

Note 4. Distributions to Shareholders

The tax character of distributions paid during the periods ended October 31, 2005 and October 31, 2004, were as follows:

	Period ended October 31, 2005

		Non-taxable	Long-term
	Ordinary	Return of	Capital	Total
Distributions paid from:	Income	Capital	Gains	Distributions

Dividend Achievers	$23,075,649	$10,447,397	$15,543,438	$49,066,484
Enhanced Dividend Achievers	7,018,953	—	11,240	7,030,193
Global Energy and Resources	33,486,994	—	—	33,486,994
Global Opportunities	6,941,490	—	—	6,941,490
Health Sciences	5,769,328	—	—	5,769,328
S&P Quality Rankings	2,840,269	—	1,684,502	4,524,771
Strategic Dividend Achievers	12,358,425	576,314	11,282,486	24,217,225
World Investment	—	—	—	—

	Period ended October 31, 2004

Distributions paid from:		Non-taxable	Long-term
	Ordinary	Return of	Capital	Total
	Income	Capital	Gains	Distributions

Dividend Achievers	$20,827,751	$15,682,716	$70,335	$36,580,802
S&P Quality Rankings	1,024,567	106,626	—	1,131,193
Strategic Dividend Achievers	4,556,086	7,552,527	—	12,108,613

          As of October 31, 2005, the estimated components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
Trust	Ordinary Income	Long-term Gains	Net Appreciation

Dividend Achievers	$—	$—	$20,705,682
Enhanced Dividend Achievers	4,136,896	—	—
Global Energy and Resources	25,816,935	—	101,741,943
Global Opportunities	2,514,450	—	—
Health Sciences	2,777,731	—	16,424,549
S&P Quality Rankings	577,889	1,162,661	8,525,472
Strategic Dividend Achievers	—	—	30,843,981
World Investment	230,107	—	5,352,137

Note 5. Capital

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for the Trusts. At October 31, 2005, the shares outstanding and the shares owned by affiliates of the Advisor of the Trusts were as follows:

Trust	Common Shares Outstanding	Common Shares Owned

Dividend Achievers	54,518,315	8,028
Enhanced Dividend Achievers	69,088,582	8,028
Global Energy and Resources	29,766,217	4,817
Global Opportunities	12,376,932	4,817
Health Sciences	7,504,817	4,817
S&P Quality Rankings	6,033,028	8,028
Strategic Dividend Achievers	26,908,028	8,028
World Investment	46,674,695	8,028

          Transactions in common shares of beneficial interest from commencement of investment operation through October 31, 2005, were as follows:

Trust	Commencement of Investment Operations	Initial Public Offering	Underwriters’ Exercising the Over-allotment Option	Reinvestment of Distributions	Net Increase in Shares Outstanding

Dividends Achievers	December 23, 2003	48,008,028	6,000,000	510,287	54,518,315
Enhanced Dividend Achievers	August 31, 2005	63,008,028	6,000,000	80,554	69,088,582
Global Energy and Resources	December 29, 2004	26,604,817	3,161,400	—	29,766,217
Global Opportunities	May 31, 2005	12,004,817	200,000	172,115	12,376,932
Health Sciences	March 31, 2005	7,504,817	—	—	7,504,817
S&P Quality Rankings	May 28, 2004	5,858,028	175,000	—	6,033,028
Strategic Dividend Achievers	March 30, 2004	25,508,028	1,400,000	—	26,908,028
World Investment	October 28, 2005	46,674,695	—	—	46,674,695

          Offering costs incurred in connection with the Trusts’ offering of common shares have been charged against the proceeds from the initial common share offering of the common shares for Dividend Achievers, Enhanced Dividend Achievers, Global Energy and Resources, Global Opportunities, Health Sciences, S&P Quality Rankings, Strategic Dividend Achievers and World Investment in the amounts of $921,289, $1,204,762, $1,154,191, $610,000, $312,750, $135,625, $657,500 and $1,216,509, respectively.

Note 6. Distributions

Subsequent to October 31, 2005, the Board declared distributions per common share for Enhanced Dividend Achievers, Global Opportunities and S&P Quality Rankings payable November 30, 2005, to shareholders of record on November 15, 2005 and for Dividend Achievers, Global Energy and Resources, Health Sciences and Strategic Dividend Achievers payable December 30, 2005, to shareholders of record on December 15, 2005. The per share distributions declared were as follows:

Trust	Distribution per Common Share

Dividend Achievers	$0.225000
Enhanced Dividend Achievers	0.101875
Global Energy and Resources	0.375000
Global Opportunities Equity	0.568750
Health Sciences	0.383475
Strategic Dividend Achievers	0.225000
S&P Quality Rankings	0.225000

Note 7. Subsequent Event

On December 8, 2005 the underwriters exercised their over-allotment option for World Investment. The Trust issued 5,237,000 additional shares with a value of $75,020,025.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BlackRock Dividend AchieversTM Trust (BDV)
BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
BlackRock Global Energy and Resources Trust (BGR)
BlackRock Global Opportunities Equity Trust (BOE)
BlackRock Health Sciences Trust (BME)
BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
BlackRock Strategic Dividend AchieversTM Trust (BDT)
BlackRock World Investment Trust (BWC)
(collectively the “Trusts”)

We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of October 31, 2005, and the related statements of operations for the period then ended, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of October 31, 2005, the results of their operations for the period then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 30, 2005

TRUSTEES INFORMATION (Unaudited)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex[1]	Events or transactions by reason of which the Trustee is an interested person as defined in Section 2(a) (19) of the 1940 Act

Interested Trustees[2]

Ralph L. Schlosstein BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 54	Chairman of the Board	3 years3/ since inception	Director since 1999 and President of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988. Member of the Management Committee and Investment Strategy Group of BlackRock, Inc. Formerly, Managing Director of Lehman Brothers, Inc. and Co-head of its Mortgage and Savings Institutions Group. Chairman and President of the BlackRock Liquidity Funds and Director of several of BlackRock’s alternative investment vehicles.	67

Member of the Visiting Board of Overseers of the John F. Kennedy School of Government at Harvard University, a member of the board of the Financial Institutions Center of The Wharton School of the University of Pennsylvania, a trustee of the American Museum of Natural History, a trustee of Trinity School in New York City, a member of the Board of Advisors of Marujupu LLC, and a trustee of New Visions for Public Education, The Public Theater in New York City and the James Beard Foundation. Formerly, a director of Pulte Corporation, the nation’s largest homebuilder, a Trustee of Denison University and a member of Fannie Mae’s Advisory Council.

						Director and President of the Advisor

Robert S. Kapito BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 48	President and Trustee	3 years3/ since inception	Vice Chairman of BlackRock, Inc. Head of the Portfolio Management Group. Also a member of the Management Committee, the Investment Strategy Group, the Fixed Income and Global Operating Committees and the Equity Investment Strategy Group. Responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity, and Alternative Investment Groups of BlackRock.	57	Chairman of the Hope and Heroes Children’s Cancer Fund. President of the Board of Directors of the Periwinkle National Theatre for Young Audiences.	Director and Vice Chairman of the Advisor

TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Trustees

Andrew F. Brimmer P.O. Box 4546 New York, NY 10163-4546 Age: 79	Lead Trustee Audit Committee Chairman[4]	3 years3/ since inception	President of Brimmer & Company, Inc., a Washington, D.C.-based economic and financial consulting firm, also Wilmer D. Barrett Professor of Economics, University of Massachusetts – Amherst. Formerly member of the Board of Governors of the Federal Reserve System. Former Chairman, District of Columbia Financial Control Board.	57

Director of CarrAmerica Realty Corporation and Borg-Warner Automotive. Formerly Director of Airborne Express, BankAmerica Corporation (Bank of America), BellSouth Corporation, College Retirement Equities Fund (Trustee), Commodity Exchange, Inc. (Public Governor), Connecticut Mutual Life Insurance Company, E.I. du Pont de Nemours & Company, Equitable Life Assurance Society of the United States, Gannett Company, Mercedes-Benz of North America, MNC Financial Corporation (American Security Bank), NCM Capital Management, Navistar International Corporation, PHH Corp. and UAL Corporation (United Airlines).

Richard E. Cavanagh P.O. Box 4546 New York, NY 10163-4546 Age: 59	Trustee Audit Committee Member	3 years3/ since inception	President and Chief Executive Officer of The Conference Board, Inc., a leading global business research organization, from 1995-present. Former Executive Dean of the John F. Kennedy School of Government at Harvard University from 1988-1995. Acting Director, Harvard Center for Business and Government (1991-1993). Formerly Partner (principal) of McKinsey & Company, Inc. (1980-1988). Former Executive Director of Federal Cash Management, White House Office of Management and Budget (1977-1979). Coauthor, THE WINNING PERFORMANCE (best selling management book published in 13 national editions).	57	Trustee of Aircraft Finance Trust (AFT) and Chairman of Educational Testing Service (ETS). Director, Arch Chemicals, Fremont Group and The Guardian Life Insurance Company of America.

Kent Dixon P.O. Box 4546 New York, NY 10163-4546 Age: 68	Trustee Audit Committee Member[4]	3 years3/ since inception	Consultant/Investor. Former President and Chief Executive Officer of Empire Federal Savings Bank of America and Banc PLUS Savings Association, former Chairman of the Board, President and Chief Executive Officer of Northeast Savings.	57	Former Director of ISFA (the owner of INVEST, a national securities brokerage service designed for banks and thrift institutions).

Frank J. Fabozzi P.O. Box 4546 New York, NY 10163-4546 Age: 57	Trustee Audit Committee Member[4]	3 years3 / since inception	Consultant. Editor of THE JOURNAL OF PORTFOLIO MANAGEMENT and Adjunct Professor of Finance and Becton Fellow at the School of Management at Yale University. Author and editor of several books on fixed income portfolio management. Visiting Professor of Finance and Accounting at the Sloan School of Management, Massachusetts Institute of Technology from 1986 to August 1992.	57	Director, Guardian Mutual Funds Group (18 portfolios).

TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Trustees (continued)

Kathleen F. Feldstein P.O. Box 4546 New York, NY 10163-4546 Age: 63	Trustee	3 years3/ since January 19, 2005	President of Economics Studies, Inc., a Belmont, MA-based private economic consulting firm, since 1987; Chair, Board of Trustees, McLean Hospital in Belmont, MA.	56

Director of BellSouth Inc. and Knight Ridder, Inc.; Trustee of the Museum of Fine Arts, Boston, Committee for Economic Development and Partners HealthCare, Inc., Corporation Member of Sherrill House, Inc., Member of the Visiting Committee of the Harvard University Art Museums and of the Advisory Board to the International School of Business at Brandeis University.

R. Glenn Hubbard P.O. Box 4546 New York, NY 10163-4546 Age: 47	Trustee	3 years3/ since November 16, 2004

Dean of Columbia Business School since July 1, 2004. Columbia faculty member since 1988. Codirector of Columbia Business School’s Entrepreneurship Program 1994-1997. Visiting professor at the John F. Kennedy School of Government at Harvard and the Harvard Business School, as well as the University of Chicago. Visiting scholar at the American Enterprise Institute in Washington and member of International Advisory Board of the MBA Program of Ben-Gurion University. Deputy assistant secretary of the U.S. Treasury Department for Tax Policy 1991-1993. Chairman of the U.S. Council of Economic Advisers under the President of the United States 2001–2003.

				57

Director of ADP, Dex Media, Duke Realty, KKR Financial Corporation, and Ripplewood Holdings. Advisory boards of the Congressional Budget Office, the Council on Competitiveness, the American Council on Capital Formation, the Tax Foundation and the Center for Addiction and Substance Abuse. Trustee of Fifth Avenue Presbyterian Church of New York.

James Clayburn La Force, Jr. P.O. Box 4546 New York, NY 10163-4546 Age: 76	Trustee	3 years3/ since inception	Dean Emeritus of the John E. Anderson Graduate School of Management, University of California since July 1, 1993. Acting Dean of the School of Business, Hong Kong University of Science and Technology 1990-1993. From 1978 to September 1993, Dean of the John E. Anderson Graduate School of Management, University of California.	57

Director of Payden & Rygel Investment Trust, Metzler- Payden Investment Trust, Advisors Series Trust, Arena Pharmaceuticals, Inc. and CancerVax Corporation. Former director of First Nationwide Bank, Eli Lilly & Company, National Intergroup, Rockwell International, Cyprus Mines, Getty Oil Company, The Timken Company, Jacobs Engineering Group, and Motor Cargo Industries.

Walter F. Mondale P.O. Box 4546 New York, NY 10163-4546 Age: 77	Trustee	3 years3/ since inception	Senior Counsel, Dorsey & Whitney, LLP, a law firm (January 2004-present); Partner, Dorsey & Whitney, LLP, (December 1996- December 2003, September 1987-August 1993). Formerly U.S. Ambassador to Japan (1993-1996). Formerly Vice President of the United States, U.S. Senator and Attorney General of the State of Minnesota. 1984 Democratic Nominee for President of the United States.	57

Chairman of Panasonic Foundation’s Board of Directors and Director of United Health Foundation. Member of the Hubert H. Humphrey Institute of Public Affairs Advisory Board, The Mike and Maureen Mansfield Foundation and the Dean’s Board of Visitors of the Medical School at the University of Minnesota.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	The Board is classified into three classes of which one class is elected annually. Each Trustee serves a three-year term concurrent with the class from which they are elected.
[4]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer, Mr. Dixon and Mr. Fabozzi, each of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions reinvested by The Bank of New York (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

          The Plan Agent serves as agent for the shareholders in administering the Plan. After a Trust declares a distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the distribution payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the distribution amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. If, on the distribution payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases.

          Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared distribution.

          The Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. The automatic reinvestment of distributions will not relieve participants of any Federal income tax that may be payable on such distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at The Bank of New York, Dividend Reinvestment Department, P.O. Box 1958, Newark, New Jersey 07101-9774; or by calling 1-866-216-0242.

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENTS

          At a meeting held on May 26, 2005, the Board of Trustees (the “Board” or the “Trustees”) of each trust in the BlackRock Closed-End Funds complex (each a “Trust”), including the independent trustees (the “Independent Trustees”), unanimously approved the continuance of an Investment Management Agreement between each Trust and BlackRock Advisors, Inc. (the “Advisor”). For each Investment Management Agreement, the Boards also approved a related Sub-Investment Advisory Agreement, when applicable, among each respective Trust, the Advisor and BlackRock Financial Management, Inc. or State Street Research and Management Company, as may be the case (the “Sub-Advisor”). The Investment Management Agreements and the Sub-Investment Advisory Agreements sometimes are referred to herein collectively as the “Agreements”. The Advisor and either Sub-Advisor sometimes are referred to herein collectively as “BlackRock”.

Information Received by the Boards

          To assist each Board in its evaluation of the Agreements, the Independent Trustees received information from BlackRock on or about April 27, 2005, which detailed, among other things: the organization, business lines and capabilities of BlackRock, including the responsibilities of various departments and key personnel and biographical information relating to key personnel; financial statements for BlackRock, Inc., The PNC Financial Services Group, Inc. and each Trust; the advisory and/or administrative fees paid by each Trust to BlackRock, including comparisons, compiled by an independent third party, with the management fees of funds with similar investment objectives (“Peers”); the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; the expenses of BlackRock in providing the various services; non-investment advisory reimbursements and “fallout” benefits to BlackRock; the expenses of each Trust, including comparisons of the respective Trust’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; and each Trust’s performance for the past one-, three-, five- and ten-year periods, when applicable, as well as each Trust’s performance compared to its Peers. This information supplemented the information received by each Board throughout the year regarding each Trust’s performance, expense ratios, portfolio composition, trade execution and compliance.

          In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of the Boards under the Investment Company Act of 1940, as amended (the “1940 Act”) as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the boards in voting on advisory agreements.

          Prior to the Board meeting, the Independent Trustees reviewed a preliminary binder of information, and, in consultation with independent counsel, submitted a memorandum on May 12, 2005, to BlackRock setting forth certain questions and requests for additional information.

BlackRock responded to these questions in writing on May 24, 2005 and May 25, 2005. The Independent Trustees reviewed these responses with independent counsel on May 25, 2005.

          At the Board meeting on May 26, 2005, BlackRock made a presentation to and responded to additional questions from the Boards. After the presentations and after reviewing the written materials, the Independent Trustees met in executive session with their legal counsel to review the Boards’ duties in reviewing the Agreements and to consider the renewal of the Agreements. With this background, the Boards considered each Agreement and, in consultation with independent counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission statements relating to the renewal of the Agreements.

Matters Considered by the Boards

          In connection with their deliberations, the Boards considered all factors they believed relevant with respect to each Trust, including the following: the nature, extent and quality of the services to be provided by BlackRock; the investment performance of each Trust; the costs of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Trusts; the extent to which economies of scale would be realized as the BlackRock closed-end funds complex grows; and whether BlackRock realizes other benefits from its relationship with the Trusts.

          Nature and Quality of Investment Advisory and Sub-Advisory Services. In evaluating the nature, extent and quality of BlackRock’s services, the Boards reviewed information concerning the types of services that BlackRock provides and is expected to provide to each Trust, narrative and statistical information concerning each Trust’s performance record and how such performance compares to each Trust’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Boards further noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Boards. The Boards further considered the quality of BlackRock’s investment process in making portfolio management decisions. Given the Boards’ experience with BlackRock, the Boards noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of BlackRock.

          In addition to advisory services, the Independent Trustees considered the quality of the administrative or non-investment advisory services provided to the Trusts. In this regard, BlackRock provides each Trust with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Trusts) and officers and other personnel as are necessary for the operations of the respective Trust. In addition to investment management services, BlackRock and its affiliates provide each Trust with a wide range of services, including: preparing shareholder reports and communications, including annual and semi-annual financial statements and Trust web sites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the Boards considered, in particular, BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations in light of the new Securities and Exchange Commission regulations governing compliance. The Boards noted BlackRock’s focus on compliance and its compliance systems. The Independent Trustees noted that BlackRock’s commitment to supporting the secondary market for the common shares of its closed-end funds is particularly noteworthy.

          The Investment Performance of the Trusts. As previously noted, the Boards received myriad performance information regarding each Trust and its Peers. Among other things, the Boards received materials reflecting each Trust’s historic performance and each Trust’s performance compared to its Peers. More specifically, each Trust’s one-, three-, five- and ten-year total returns (when applicable) were evaluated relative to its respective Peers (including the performance of individual peers as well as the Peers’ average performance).

          The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the Boards’ request. The summary placed the Peer rankings into context by analyzing various factors that affect these comparisons. In evaluating the performance information, in certain limited instances, the Boards noted that the Peers most similar to a given Trust still would not adequately reflect such Trust’s investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Trust’s performance with that of its Peers. The Boards noted the quality of information provided by BlackRock throughout the year with respect to the performance of the Trusts. The Boards considered this information in connection with its deliberations as to whether the level of management services provided to each Trust, in light of all the other facts and circumstances relating to that Trust, supports a conclusion that the Trust’s Agreement should be renewed.

          Fees and Expenses. In evaluating the management fees and expenses that a Trust is expected to bear, the Boards considered each Trust’s current management fee structure and the Trust’s expected expense ratios in absolute terms as well as relative to the fees and expense ratios of applicable Peers. In reviewing fees, the Boards, among other things, reviewed comparisons of each Trust’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of the applicable Peers. The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the request of the Boards. This summary placed the rankings into context by analyzing various factors that affect these comparisons.

          The Boards also compared the management fees charged to the Trusts by BlackRock to the management fees BlackRock charges other types of clients (such as open-end investment companies and institutional separately managed accounts). With respect to open-end investment companies, the management fees charged to the Trusts generally were higher than those charged to the open-end investment companies. The Boards also noted that BlackRock provides the Trusts with certain services not provided to open-end funds, such as leverage management in connection with the issuance of preferred shares, stock exchange listing compliance requirements, rating agency compliance with respect to the leverage employed by the Trusts and secondary market support and other services not provided to the Trusts, such as monitoring of subscriptions and redemptions. With respect to separately managed institutional accounts, the management fees for such accounts were generally lower than those charged to the comparable Trusts. The Boards noted, however, the various services that are provided and the costs incurred by BlackRock in managing and operating the Trusts. For instance, BlackRock and its affiliates provide numerous services to the Trusts that are not provided to institutional accounts including, but not limited to: preparing shareholder reports and communications, including annual and semi-annual financial statements; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; income monitoring; expense budgeting; preparing proxy statements; and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). Further, the Boards noted the increased compliance requirements for the Trusts in light of new Securities and Exchange Commission regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts.

          The Boards considered this information in connection with its deliberations as to whether the fees paid by each Trust under its Agreements, in light of all the other facts and circumstances relating to that Trust, supports a conclusion that the Trust’s Agreements should be renewed.

          Profitability. The Trustees also considered BlackRock’s profitability in conjunction with their review of fees. The Trustees reviewed BlackRock’s revenues, expenses and profitability margins on an after-tax basis. In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Trustees also reviewed BlackRock’s assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Boards noted the inherent limitations in allocating costs among various advisory products. The Boards also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

          The Boards recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Boards considered BlackRock’s pre-tax profit margin compared to the pre-tax profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results.

          In evaluating the reasonableness of BlackRock’s compensation, the Boards also considered any other revenues paid to BlackRock, including partial reimbursements paid to BlackRock for certain non-investment advisory services. The Boards noted that these payments were less than BlackRock’s costs for providing these services. The Boards also considered indirect benefits (such as soft dollar arrangements) that BlackRock and its affiliates are expected to receive that are attributable to their management of the Trusts.

          In reviewing each Trust’s fees and expenses, the Boards examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Trusts’ fee structures, for example through the use of breakpoints. In this connection, the Boards reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints, as closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives. The information also revealed that only one closed-end fund complex used a complex-level breakpoint structure, and that this complex generally is homogeneous with regard to the types of funds managed and is about four times as large as the Trust’s complex. The Boards concluded that breakpoints were not warranted at this time.

          Other Benefits. In evaluating fees, the Boards also considered indirect benefits or profits BlackRock or its affiliates may receive as a result of their relationships with the Trusts. The Trustees, including the Independent Trustees, considered the intangible benefits that accrue to BlackRock and its affiliates by virtue of their relationships with the Trusts, including potential benefits accruing to BlackRock and its affiliates as a result of potentially stronger relationships with members of the broker-dealer community, increased name recognition of BlackRock and its affiliates, enhanced sales of other investment funds and products sponsored by BlackRock and its affiliates and increased assets under management which may increase the benefits realized by BlackRock from soft dollar arrangements with broker-dealers. The Boards also considered the unquantifiable nature of these potential benefits.

          Miscellaneous. During the Boards’ deliberations in connection with the Agreements, the Boards were aware that the Advisor pays compensation, out of its own assets, to the lead underwriter and to certain qualifying underwriters of many of its closed-end funds, and to employees of BlackRock’s affiliates that participated in the offering of such funds. The Boards considered whether the management fee met applicable standards in light of the services provided by BlackRock, without regard to whether BlackRock ultimately pays any portion of the anticipated compensation to the underwriters.

Conclusion

          The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees, including a majority of Independent Trustees, determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Trust, was acceptable for each Trust and supported the Trustees’ conclusion that the terms of each Agreement were fair and reasonable, that the respective Trust’s fees are reasonable in light of the services provided to the respective Trust, and that the renewal of each Agreement should be approved.

ADDITIONAL INFORMATION (Unaudited)

          During the period, there were no material changes in any Trust’s investment objective or policies that were not approved by the shareholders or any Trust’s charters or by-laws or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible that was not approved by the shareholders for the day-to-day management of the Trusts’ portfolio.

          The Joint Annual Meeting of Shareholders was held on May 26, 2005 for shareholders of record as of February 28, 2005, to elect a certain number of Trustees for each of the following Trusts to three-year terms, unless otherwise indicated, expiring in 2008.

          Elected the Class I Trustees as follows:

	Richard E. Cavanagh		R. Glenn Hubbard		James Clayburn La Force, Jr.

	Votes for	Votes withheld	Votes for	Votes withheld	Votes for	Votes withheld

Global Energy and Resources	28,150,072	349,275	28,156,812	342,535	28,161,912	337,435
Strategic Dividend Achievers	26,088,766	335,714	26,085,459	339,021	26,097,558	326,922
S&P Quality Rankings	5,782,211	91,507	5,782,111	91,607	5,778,703	95,015

          Elected a Class II Trustee as follows:

	Kathleen F. Feldstein

	Votes for	Votes withheld

Strategic Dividend Achievers[1]	26,072,962	351,518
S&P Quality Rankings[1]	5,783,697	90,021

          Elected the Class II Trustees as follows:

	Frank J. Fabozzi		Kathleen F. Feldstein		Walter F. Mondale		Ralph L. Schlosstein

	Votes for	Votes withheld	Votes for	Votes withheld	Votes for	Votes withheld	Votes for	Votes withheld

Dividend Achievers	52,318,395	989,899	52,282,768	1,025,526	52,100,008	1,208,286	52,307,830	1,000,464

[1]	Kathleen F. Feldstein will serve until the end of the 2006 term for the class of Trustee she was appointed.

          The following Trusts had an additional proposal (“Proposal #2A”) to amend its Declaration of Trust in order to change the maximum number of permitted Trustees allowed on its board to 11:

	Votes For	Votes Against	Votes Withheld

Dividend Achievers	51,089,595	1,500,798	717,901
Strategic Dividend Achievers	25,542,040	543,037	339,403
S&P Quality Rankings	5,570,049	113,650	190,019

          The following Trust had an additional proposal (“Proposal #2B”) to amend its Declaration of Trust in order to change the maximum number of permitted Trustees allowed on its board from 15 to 11:

	Votes For	Votes Against	Votes Withheld

Global Energy and Resources	28,010,119	243,415	245,813

          The Trusts listed for trading on the New York Stock Exchange (NYSE) have filed with the NYSE their chief executive officer certification regarding compliance with the NYSE’s listing standards and the Trusts listed for trading on the American Stock Exchange (AMEX) have filed with the AMEX their corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          During the period, there were no material changes in the Trusts’ investment objective or policies or to the Trusts’ charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ share are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/funds/cefunds/index.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor; Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, James Kong and Vincent B. Tritto—Managing Director of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

TAX INFORMATION (Unaudited)

          The information set forth below is for the Trusts’ tax year as required by the Internal Revenue Service. Shareholders, however, must report distributions on a calendar year basis for income tax purposes. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January 2006. Please consult your tax advisor for proper treatment of this information.

          For the tax year ended October 31, 2005, the Trusts designated distributions paid during the year as followsA:

	Ordinary Income Per Share	Non-taxable Return of Capital Per Share	Long-term Capital Gains Per Share	Total	Qualifying DividendsB	Corporate ShareholdersC

Dividend Achievers™	$0.42327	$0.19163	$0.28510	$0.90000	100%	100%
Enhanced Dividend Achievers™	0.10159	0.00000	0.00016	0.10175	56%	56%
Global Energy and Resources	1.12500	0.00000	0.00000	1.12500	48%	32%
Global Opportunities Equity	0.56084	0.00000	0.00000	0.56084	33%	11%
Health Sciences	0.76875	0.00000	0.00000	0.76875	—	—
S&P Quality Rankings	0.45928	0.02142	0.41930	0.90000	100%	100%
Strategic Dividend Achievers™	0.47079	0.00000	0.27921	0.75000	80%	45%

A	Per share data based on shares outstanding at tax year end.
B	The percentage of dividends from ordinary income at tax year end for taxable non-corporate shareholders representing qualified dividend income subject to the 15% rate category.
C	The percentge of dividends from ordinary income at tax year end which qualify for the corporate dividend received deduction.

SECTION 19 NOTICES

          Set forth below is a summary of notices sent by each Trust, if any, pursuant to Section 19 of the Investment Company Act of 1940. Section 19 requires each Trust to accompany dividend payments with a notice if any part of that payment is from a source other than accumulated net investment income, not including profits or losses from the sale of securities or other properties. These notices are not for tax reporting purposes and were provided only for informational purposes in order to comply with the requirements of Section 19. In January 2006, after the completion of each Trust’s tax year, shareholders will receive a Form 1099-DIV which will reflect the amount of income, capital gain and return of capital paid by the Trust taxable in calendar year 2005 and reportable on your 2005 federal and other income tax returns.

		Total distributions	Net Investment Income	Distributions from proceeds from the sale of securities	Distributions from return of capital

Dividend Achievers
	Dec-04	($0.22500)	($0.17677)	$—	($0.04823)
	Mar-05	($0.22500)	($0.11250)	$—	($0.11250)
	Jun-05	($0.22500)	($0.13400)	($0.06010)	($0.03090)
	Sep-05	($0.22500)	$—	($0.22500)	$—
Enhanced Dividend Achievers
	Oct-05	($0.101875)	($0.057195)	($0.044680)	$—
Global Energy and Resources
	Mar-05	($0.37500)	($0.180130)	($0.194870)	$—
	Jun-05	($0.37500)	($0.180130)	($0.194870)	$—
	Sep-05	($0.37500)	($0.180140)	($0.194860)	$—
Global Opportunities
	Aug-05	($0.56875)	($0.240690)	($0.328060)	$—
Health Sciences
	Jun-05	($0.384375)	$—	($0.38438)	$—
	Sep-05	($0.384375)	$—	($0.38438)	$—
S&P Quality Rankings
	Nov-04	($0.18750)	($0.18750)	$—	$—
	Feb-05	($0.18750)	($0.18750)	$—	$—
	May-05	($0.18750)	$—	($0.18750)	$—
	Aug-05	($0.18750)	$—	($0.18750)	$—
Strategic Dividend Achievers
	Dec-04	($0.22500)	($0.15483)	$—	($0.07017)
	Mar-05	($0.22500)	($0.22500)	$—	$—
	Jun-05	($0.22500)	($0.01028)	($0.21472)	$—
	Sep-05	($0.22500)	$—	($0.22500)	$—

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BlackRock Closed-End Funds

Trustees
Ralph L. Schlosstein, Chairman
 Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein
R. Glenn Hubbard
Robert S. Kapito
James Clayburn La Force, Jr.
Walter F. Mondale

Officers
Robert S. Kapito, President
 Henry Gabbay, Treasurer
 Bartholomew Battista, Chief Compliance Officer
 Anne Ackerley, Vice President
 James Kong, Assistant Treasurer
 Vincent B. Tritto, Secretary
 Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor
BlackRock Financial Management, Inc.[1]
40 East 52nd Street
New York, NY 10022

State Street Research & Management Co.[2] One Financial Center
Boston, MA 02111

Accounting Agent
The Bank of New York
101 Barclay Street, 13 West
New York, NY 10286

Custodian
The Bank of New York
100 Colonial Center Parkway
Suite 200
Lake Mary, FL 32746

Transfer Agent
The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
(866) 216-0242

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

    This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	For all Trusts except Global Energy and Resources.
[2]	For Global Energy and Resources.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (866) 216-0242.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (866)216-0242. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (866) 216-0242 or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q may also be obtained, upon request, by calling (866) 216-0242.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-7

Item 2. Code of Ethics.
(a)          The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)           Not applicable.

(c)           The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)           The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)           Not applicable.

(f)           The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.
The Registrant's Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer, Kent Dixon and Frank Fabozzi. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.
(a)           Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $29,235 for the fiscal year ended October 31, 2005 and $24,200 for the fiscal year ended October 31, 2004.

(b)           Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $5,253 for the fiscal year ended October 31, 2005 and

$0 for the fiscal year ended October 31, 2004. The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c)           Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $7,500 for the fiscal year ended October 31, 2005 and $6,000 for the fiscal year ended October 31, 2004. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d)           All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e)           Audit Committee Pre-Approval Policies and Procedures.
               (1) The Registrant has polices and procedures (the "Policy") for the pre-approval by the Registrant's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Registrant’s independent auditor (the "Independent Auditor") to the Registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

               For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Registrant and (B) all engagements for non-audit services that directly impacted the operations and financial reporting or the Registrant to be provided by the Independent Auditor to any Covered Entity. "Covered Entities" means (1) BlackRock Advisors, Inc. (the “Advisor”) or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Registrant.

               In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

               Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

               The terms and fees of the annual Audit services engagement for the Registrant are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Registrant structure or other matters.

               In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Registrant not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

               Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

               The Audit Committee believes that the Independent Auditor can provide Tax services to the Registrant and Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

               All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

               Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the Registrant or the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

              (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)           Not applicable.

(g)           The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, the Advisor (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant for each of the last two fiscal years were $1,341,450 for the fiscal year ended October 31, 2005 and $835,100 for the fiscal year ended October 31, 2004.

(h)           The Registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.
The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank J. Fabozzi.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant’s Secretary. There have been no material changes to these procedures.

Item 11. Controls and Procedures.
(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's fourth fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics attached as EX-99.CODE ETH.

(a) (2) Certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Strategic Dividend AchieversTM Trust

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer and Principal Financial Officer Date: January 9, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: President and Principal Executive Officer Date: January 9, 2006

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer and Principal Financial Officer Date: January 9, 2006